As filed with the Securities and Exchange Commission on February 11, 2000


                                                     Registration Nos. 033-89028
                                                                        811-8964

------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

------------------------------------------------------------------------------

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            |_|
                         Pre-Effective Amendment No.                         |_|
                                                     ---

                       Post-Effective Amendment No.  9                       |X|
                                                    ---

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |_|

                              Amendment No.  10                              |X|
                                            ----


                          IL ANNUITY AND INSURANCE CO.
                          ----------------------------
                               SEPARATE ACCOUNT 1
                               ------------------
                           (Exact Name of Registrant)

                        IL ANNUITY AND INSURANCE COMPANY
                        --------------------------------
                               (Name of Depositor)

            2960 North Meridian Street, Indianapolis, Indiana 46208
            -------------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

              Depositor's Telephone Number, including Area Code:
                                 (317) 927-6500

Name and Address of Agent for Service:          Copy to:


Janis B. Funk, Esq., Vice President Law         Stephen E. Roth, Esq.
Indianapolis Life Insurance Company             Sutherland Asbill & Brennan LLP
2960 North Meridian Street                      1275 Pennsylvania Avenue, N.W.
Indianapolis, Indiana 46208                     Washington, D.C. 20004-2415


            Approximate date of proposed public offering:
   As soon as practicable after effectiveness of the Registration Statement.

                               -------------------

      It is proposed that this filing will become effective:


          |X| immediately upon filing pursuant to paragraph (b) of Rule 485 |_| on pursuant to paragraph (b) of Rule 485


          |_| 60 days after filing pursuant to paragraph (a) of Rule 485 |_| on pursuant to paragraph (a) of the Rule 485

      Title of securities being registered: Units of Interests in a separate account under flexible premium deferred variable annuity contracts and the guarantee of IL Annuity and Insurance Co. relating thereto.

                      SUPPLEMENT DATED FEBRUARY 11, 2000 TO
                          PROSPECTUS DATED MAY 1, 1999

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                        VISIONARY CHOICE VARIABLE ANNUITY

      Please use this supplement with the Visionary Choice prospectus dated May 1, 1999.

1.    INVESTMENT OPTIONS

      The following Portfolios are added to the investment options currently available under the Visionary Choice Variable Annuity that are listed on the cover page of the prospectus and under "HIGHLIGHTS: INVESTMENT OPTIONS" on page 5:

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
            o  Mid-Cap Growth
            o  Socially Responsive

      PIMCO VARIABLE INSURANCE TRUST
            o  High Yield Bond
            o  Real Return Bond
            o  StocksPLUS Growth and Income

The following information is added to the "FEE TABLE" on pages 8 and 9 of the Visionary Choice prospectus:


                                                    MANAGEMENT                                           TOTAL ANNUAL
                                                      FEES                         OTHER EXPENSES      EXPENSES (AFTER
                                                     (AFTER                           (AFTER             WAIVERS AND
NAME OF PORTFOLIO                                    WAIVERS)       12B-1 FEES      REIMBURSEMENT)      REIMBURSEMENTS)
-----------------                                   ----------      ----------      --------------      ---------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    Mid-Cap Growth  (8) (9)                           0.85%            0.00%             0.15%               1.00%
    Socially Responsive (8) (9)                       0.85%            0.00%             0.65%               1.50%
PIMCO VARIABLE INSURANCE TRUST
    High Yield Bond (10)                              0.50%            0.00%             0.25%               0.75%
    Real Return Bond (10)                             0.40%            0.00%             0.25%               0.65%
    StocksPLUS Growth and Income (10)                 0.40%            0.00%             0.25%               0.65%

8/ Neuberger Berman Advisers Management Trust (the Feeder Trust) is divided into portfolios, each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust (the Master Trust). The figures reported under "Management Fees" include the aggregate of the administration fees paid by the portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the portfolio and its corresponding Series.

9/ Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.00% of the Mid-Cap Growth Portfolio's average daily net asset value and 1.50% of the Socially Responsive Portfolio's average daily net asset value. Absent such reimbursement, the Total Annual Expenses for the year ended December 31, 1998 would have been 1.43% for the Mid-Cap Growth Portfolio and were estimated to be 2.50% for the Socially Responsive Portfolio. These expense reimbursement agreements are subject to termination upon 60 days written notice with respect to the Mid-Cap Growth Portfolio, and after April 30, 2000, with respect to the Socially Responsive Portfolio, and there can be no assurance that these policies will be continued thereafter. The Socially Responsive Portfolio had not commenced operations as of December 31, 1998; therefore, the expense figures for this Portfolio are estimated.

10/ Pacific Investment Management Company has agreed to reduce its administrative fee, subject to potential future reimbursement, to the extent that Total Annual Expenses would exceed, due to organizational expenses and the payment by the Portfolio of its pro rata portion of PIMCO Variable Insurance Trust's trustees' fees, 0.75% for the High Yield Bond Portfolio; 0.65% for the Real Return Bond Portfolio; and 0.65% for the StocksPLUS Growth and Income Portfolio of average daily net assets. Without such reductions, the total operating expenses for the High Yield Bond Portfolio, the Real Return Bond Portfolio and the StocksPLUS Growth and Income Portfolio would have been 0.81%, 0.67%, and 0.72%, respectively. Other Expenses for the Real Return Bond Portfolio are based on estimates for the current fiscal year.

      The following information is added to EXAMPLE 1 on pages 9 and 10 of the Visionary Choice prospectus:

-------------------------------------------------------------------------------------------------------------------
                                                1 YEAR              3 YEARS             5 YEARS            10 YEARS
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
    Mid-Cap Growth                               $96.18             $148.13             $207.03            $290.63
-------------------------------------------------------------------------------------------------------------------
    Socially Responsive                         $101.42             $162.68             $232.09            $341.02
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
    High Yield Bond                              $93.55             $140.80             $193.90            $264.45
-------------------------------------------------------------------------------------------------------------------
    Real Return Bond                             $92.50             $137.85             $188.61            $253.79
-------------------------------------------------------------------------------------------------------------------
    StocksPLUS Growth and Income                 $92.50             $137.85             $188.61            $253.79
-------------------------------------------------------------------------------------------------------------------


      The following information is added to EXAMPLE 2 on page 10 of the Visionary Choice prospectus:


-------------------------------------------------------------------------------------------------------------------
                                                1 YEAR              3 YEARS             5 YEARS            10 YEARS
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
    Mid-Cap Growth                               $26.18              $80.34             $137.03            $290.63
-------------------------------------------------------------------------------------------------------------------
    Socially Responsive                          $31.42              $95.97             $162.87            $341.02
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
    High Yield Bond                              $23.55              $72.47             $123.90            $264.45
-------------------------------------------------------------------------------------------------------------------
    Real Return Bond                             $22.50              $69.30             $118.61            $253.79
-------------------------------------------------------------------------------------------------------------------
    StocksPLUS Growth and Income                 $22.50              $69.30             $118.61            $253.79
-------------------------------------------------------------------------------------------------------------------

      The following information is added to EXAMPLE 3 on page 11 of the Visionary Choice prospectus:

-------------------------------------------------------------------------------------------------------------------
                                                1 YEAR              3 YEARS             5 YEARS            10 YEARS
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
    Mid-Cap Growth                               $96.18             $128.76             $167.03            $290.63
-------------------------------------------------------------------------------------------------------------------
    Socially Responsive                         $101.42             $143.62             $192.54            $341.02
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
    High Yield Bond                              $93.55             $121.27             $153.90            $264.45
-------------------------------------------------------------------------------------------------------------------
    Real Return Bond                             $92.50             $118.27             $148.61            $253.79
-------------------------------------------------------------------------------------------------------------------
    StocksPLUS Growth and Income                 $92.50             $118.27             $148.61            $253.79
-------------------------------------------------------------------------------------------------------------------

      The following information is added to EXAMPLE 4 on pages 11 and 12 of the Visionary Choice prospectus:

-------------------------------------------------------------------------------------------------------------------
                                                1 Year              3 Years             5 Years            10 Years
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
    Mid-Cap Growth                               $26.18              $80.34             $137.03            $290.63
-------------------------------------------------------------------------------------------------------------------
    Socially Responsive                          $31.42              $95.97             $162.87            $341.02
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
    High Yield Bond                              $23.55              $72.47             $123.90            $264.45
-------------------------------------------------------------------------------------------------------------------
    Real Return Bond                             $22.50              $69.30             $118.61            $253.79
-------------------------------------------------------------------------------------------------------------------
    StocksPLUS Growth and Income                 $22.50              $69.30             $118.61            $253.79
-------------------------------------------------------------------------------------------------------------------

      The following disclosure is added at the end of the table of investment objectives found under the heading "INVESTMENT OBJECTIVES OF THE PORTFOLIOS" on pages 14 and 15 of the Visionary Choice prospectus:

--------------------------------------------------------------------------------------------------------------
PORTFOLIO                                 INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT                      Seeks growth of capital by investing mainly in common stocks of
MID-CAP GROWTH PORTFOLIO                  mid-capitalization companies.
--------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT                      Seeks long-term growth of capital by investing primarily in
SOCIALLY RESPONSIVE PORTFOLIO             securities of companies that meet the portfolio's financial criteria and social policy.
--------------------------------------------------------------------------------------------------------------
PIMCO HIGH YIELD BOND                     Seeks to maximize total return, consistent with preservation of
PORTFOLIO                                 capital and prudent investment management.
--------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN BOND                    Seeks to realize maximum real return, consistent with the
PORTFOLIO                                 preservation of real capital and prudent investment management.
--------------------------------------------------------------------------------------------------------------
PIMCO STOCKSPLUS                          Seeks to achieve a total return which exceeds the total return
GROWTH AND INCOME                         performance of  the S&P 500.
PORTFOLIO
--------------------------------------------------------------------------------------------------------------

      The following disclosure is added under the heading "INVESTMENT ADVISERS TO THE FUNDS" on pages 15 and 16 of the Visionary Choice prospectus:

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST. Neuberger Berman Management Inc. is the investment manager, administrator and distributor for the Mid-Cap Growth and Socially Responsive Portfolios. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.

      PIMCO VARIABLE INSURANCE TRUST. Pacific Investment Management Company ("PIMCO") serves as investment adviser to the High Yield Bond, the Real Return Bond, and the StocksPLUS Growth and Income Portfolios. PIMCO manages the investment of the assets of the Portfolios, and places orders for the purchase and sale of each Portfolio's investments directly with brokers or dealers selected by it in its discretion.

2.    CANCELLATION-- THE 10 DAY FREE LOOK PERIOD

      The section entitled "HIGHLIGHTS: CANCELLATION - THE 10-DAY FREE-LOOK PERIOD" on page 5 of the Visionary Choice prospectus is replaced with the following disclosure:

HIGHLIGHTS:  CANCELLATION - THE FREE-LOOK PERIOD

      After you receive your Contract, you have a limited period of time during which you may cancel your Contract and receive a refund. This period of time is referred to as a "free-look" period and is established by state law. Usually, this period is either 10 or 20 days. Depending on your state of residence, if you cancel your Contract during the "free-look" period you will generally receive: 1) the value of your Contract as of the date we receive your notice of cancellation at the Service Center; OR 2) the greater of: a) the total of any premium payments you have made, or b) the value of your Contract as of the date we receive your notice of cancellation at the Service Center. Please return your Contract with your notice of cancellation. We will pay the refund within 7 days after we receive the Contract and written request for cancellation at the Service Center. The Contract will be deemed void once we issue your refund.

      If your state requires that we return your premium payments, we will put your premium payment(s) into the Money Market variable account for fifteen days following the date we credit the initial premium payment to your Contract. See "Cancellation - The 10-Day Free-Look Period".

3.    ABOUT IL ANNUITY AND INSURANCE COMPANY

      The following is added after the fourth paragraph under the heading "IL ANNUITY AND INSURANCE COMPANY" on pages 12 and 13 of the Visionary Choice prospectus and is added after the first paragraph under the heading "DISTRIBUTION OF THE CONTRACTS" on page 40 of the Visionary Choice prospectus:

      American United Life Insurance Company ("AUL") and Legacy Marketing Group ("LMG") currently own minority equity stakes in IL Group. AUL acquired its minority ownership interest in IL Group in connection with a proposed affiliation between AUL and Indianapolis Life Insurance Company ("ILICo"). That proposed affiliation has been abandoned. On January 7, 2000, ILICo and IL Group entered into a letter of intent with American Mutual Holding Co. ("AMHC") and AmerUs Life Holdings, Inc., which contemplates a combination of AMHC and ILICo. That transaction, which includes demutualization by ILICo, is subject to various governmental and other approvals. The letter of intent contemplates that, pending consummation of the demutualization, AMHC will acquire a 45% ownership interest in IL Group and IL Group will use the proceeds of such investment to repurchase in their entirety the ownership interests held by AUL and Legacy.

4.    CHANGES TO THE SOGEN VARIABLE FUNDS, INC.

      A.  FUND NAME CHANGE

      As of the beginning of the year, the SoGen Variable Funds, Inc. has changed its name to First Eagle SoGen Variable Funds, Inc. All references in the Visionary Choice prospectus to the name "SoGen Variable Funds, Inc." are deleted and the new name for that fund, "First Eagle SoGen Variable Funds, Inc.," is inserted in its place.

      B.  PORTFOLIO NAME CHANGE

      As of the beginning of the year, the SoGen Overseas Variable Portfolio of the SoGen Variable Funds, Inc. has changed its name to First Eagle SoGen Overseas Variable Portfolio. All references in the Visionary Choice prospectus to the name "SoGen Overseas Variable Portfolio" are deleted and the new name for that portfolio, "First Eagle SoGen Overseas Variable Portfolio," is inserted in its place.

      C.  INVESTMENT ADVISER CHANGE

      On December 31, 1999, Arnhold and S. Bleichroeder Advisers, Inc. replaced Societe Generale Asset Management Corp. as the investment adviser for First Eagle SoGen Variable Funds, Inc. As a result, the following disclosure replaces the disclosure under the heading "INVESTMENT ADVISERS TO THE FUNDS" in the fourth paragraph on page 16:

      FIRST EAGLE SOGEN VARIABLE FUNDS, INC. Arnhold and S. Bleichroeder Advisers, Inc. serves as the portfolio's investment adviser.

      D.  FEE WAIVERS

The following disclosure is added to footnote number 6 to the "FEE TABLE" on page 9:

      The advisory fee rate paid by the Portfolio to Arnhold and S. Bleichroeder Advisers, Inc. of 0.75% of the average daily net assets of the Portfolio is the same as the rate that the Portfolio paid to Societe Generale Asset Management Corp., the Portfolio's former investment adviser. The adviser, Arnhold and S. Bleichroeder Advisers, Inc. has agreed to waive its advisory fee and, if necessary, to reimburse the Portfolio through April 30, 2000 to the extent that the Portfolio's aggregate expenses exceed 1.50% of the Portfolio's average net assets.

      The prospectuses for the Visionary and Visionary Choice annuity contracts filed with Post-Effective Amendment No. 8 are incorporated herein by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                         VISIONARY AND VISIONARY CHOICE

              Flexible Premium Deferred Variable Annuity Contracts

                                 Issued Through

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1

                                   Offered by

                        IL ANNUITY AND INSURANCE COMPANY
                           2960 North Meridian Street
                           Indianapolis, Indiana 46208

                              --------------------

      This Statement of Additional Information expands upon subjects discussed in the current Prospectus for each of the Visionary and Visionary Choice flexible premium deferred variable annuity contracts (each, the "Contract") offered by IL Annuity and Insurance Company ("we", "us", "our").


      You may obtain a copy of the Prospectus for the Visionary and Visionary Choice Contract dated May 1, 1999 as supplemented February 11, 2000 by calling 1-888-232-6486 or by writing to the Service Center: IL Annuity and Insurance Company, c/o USA Administration Services, Inc., P.O. Box 29163, Overland Park, KS 66201-1348 OR 12900 Metcalfe Avenue, Overland Park, KS 66213-2620.


      This Statement incorporates terms used in the current Prospectus for each Contract.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR YOUR CONTRACT AND THE FUNDS.


      The date of this Statement of Additional Information is February 11,
2000.

                                Table of Contents
                                                                            Page
                                                                            ----

Additional Contract Provisions.................................................1
        The Contract...........................................................1
        Incontestability.......................................................1
        Incorrect Age or Sex...................................................1
        Nonparticipation.......................................................1
        Options................................................................2
        Tax Status of the Contracts............................................2
Calculation of Variable Account and Adjusted Historic Portfolio
          Performance Data.....................................................3
        Money Market Variable Account Yields...................................3
        Other Variable Account Yields..........................................5
        Average Annual Total Returns for the Variable Accounts.................6
        Non-Standard Variable Account Total Returns............................7
        Adjusted Historic Portfolio Performance Data...........................7
        Effect of the Contract Fee on Performance Data.........................8
        Other Information......................................................8
Historic Performance Data......................................................9
        General Limitations....................................................9
        Variable Account Performance Figures...................................9
        Adjusted Historical Portfolio Performance Figures.....................13
Net Investment Factor.........................................................17
Variable Annuity Payments.....................................................18
        Assumed Investment Rate...............................................19
        Amount of Variable Annuity Payments...................................19
        Annuity Unit Value....................................................20
Addition, Deletion or Substitution of Investments.............................21
        Resolving Material Conflicts..........................................21
Termination of Participation Agreements.......................................22
        The Alger American Fund...............................................22
        Fidelity Variable Insurance Products Fund and Fund II.................22
        OCC Accumulation Trust................................................23
        Royce Capital Fund....................................................23
        SAFECO Resource Series Trust..........................................24

        First Eagle SoGen Variable Funds, Inc.................................25

        T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price
          International Series, Inc...........................................26
        Van Eck Worldwide Insurance Trust.....................................26

Neuberger Berman Advisers Management Trust....................................27
PIMCO Variable Insurance Trust................................................27
Voting Rights.................................................................28

Safekeeping of Account Assets.................................................29
Distribution of the Contracts.................................................29
Legal Matters.................................................................30
Experts.......................................................................30
Other Information.............................................................30
Financial Statements..........................................................31

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

      The entire contract is the Contract, the signed application, the data page, the endorsements, options and all other attached papers. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless the application contains it.

      Any change in the Contract or waiver of its provisions must be in writing and signed by our President, a Vice President, Secretary or Assistant Secretary. No other person -- no agent or Registered Representative -- has authority to change or waive any provision of this Contract.

      Upon notice to you, we may modify the Contract if necessary to:

      o permit the Contract or the Separate Account to comply with any applicable law or regulation that a governmental agency issues; or

      o assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

      o effect a change in the operation of the Separate Account or to provide additional investment options.

      In the event of such modifications, we will make the appropriate endorsement to the Contract.

INCONTESTABILITY

      We will not contest the Contract from the Date of Issue.

INCORRECT AGE OR SEX

      We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the Annuity Start Date and the amount of the annuity payments by using the correct age and sex. If a misstatement of age or sex results in annuity payments that are too large, then we will charge the overpayments with compound interest against subsequent payments. If we have made payments that are too small, then we will pay the underpayments with compound interest upon receipt of notice of the underpayments. We will pay adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

NONPARTICIPATION

      The Contract does not participate in our surplus earnings or profits.

OPTIONS

      Except in the limited circumstances described below, we will issue four options automatically upon the issuance of each Contract. These options provide for the waiver of the Withdrawal Charge in case of extended hospitalization, long term care, terminal illness, or the post secondary education of certain family members or the Annuitant, as provided in the option. There is no additional charge for the issuance of the options, which are available only at the issuance of the Contract. All options may not be available in all states.

TAX STATUS OF THE CONTRACTS

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Internal Revenue Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Other rules may apply to Qualified Contracts.

   CALCULATION OF VARIABLE ACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE
                                      DATA

      We may advertise and disclose historic performance data for the Variable Accounts, including yields, standard annual total returns, and nonstandard measures of performance of the Variable Accounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

MONEY MARKET VARIABLE ACCOUNT YIELDS

      Advertisements and sales literature may quote the current annualized yield of the Money Market Variable Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.

      We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical Variable Account under a Contract having a balance of one unit of the Money Market Variable Account at the beginning of the period. We divide that net change in Variable Account value by the value of the hypothetical Variable Account at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market Portfolio in which the hypothetical Variable Account invests; and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical Variable Account.

      These charges and deductions include the per unit charges for the annualized Contract Fee, the mortality and expense risk charge and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit Contract Fee based on the $30 annualized Contract Fee that we deduct in four equal payments at the end of each Contract Quarter.

      We calculate the current yield by the following formula:

      Current Yield = ((NCS - ES)/UV) X (365/7)

      Where:

NCS   =   the net change in the value of the Money Market Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical Variable Account having a balance of one Variable Account unit.

ES    =   per unit charges deducted from the hypothetical Variable Account for the seven-day period.

      UV   =   the unit value for the first day of the seven-day period.

We may also disclose the effective yield of the Money Market Variable Account for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

Effective Yield = (1 + ((NCS-ES)^(365/7)/UV)) - 1

Where:

NCS   =   the net change in the value of the Money Market Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical Variable Account having a balance of one Variable Account unit.

ES    =   per unit charges deducted from the hypothetical Variable Account for the seven-day period.

UV    =   the unit value for the first day of the seven-day period.

The Money Market Variable Account's yield is lower than the Money Market Portfolio's yield because of the charges and deductions that the Contract imposes.

The current and effective yields on amounts held in the Money Market Variable Account normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Variable Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market Variable Account for periods other than a seven-day period.

Yield calculations do not take into account the Withdrawal Charge that we assess on certain withdrawals of Contract Value. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and the Free Withdrawal Option that you choose at the time of purchase. See "Fees and Charges" in the prospectus for further description of these options. No Withdrawal Charge applies to Contract Value in excess of aggregate Premium Payments.

Based on the method of calculation described above, for the seven-day period ended December 31, 1998, the current yield and the effective yield for the Money Market Variable Account were as follows:

      Current yield: 3.58%
      Effective yield: 3.65%

OTHER VARIABLE ACCOUNT YIELDS

Sales literature or advertisements may quote the current annualized yield of one or more of the Variable Accounts (except the Money Market Variable Account) under the Contract for 30-day or one-month periods. The annualized yield of a Variable Account refers to income that the Variable Account generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.

We compute the annualized 30-day yield by:

      1. Subtracting the Variable Account expenses for the period from the net investment income of the portfolio attributable to the Variable Account units;
      2. Dividing 1. by the maximum offering price per unit on the last day of the period;
      3. Multiplying 2. by the daily average number of units outstanding for the period;
      4.    compounding that yield for a six-month period; and
      5.    multiplying the result in 4. by 2.

Expenses of the Variable Account include the annualized Contract Fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes that we deduct a Contract Fee of $30 per year per Contract at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we use an average Contract Fee based on the average Contract Value in the Variable Account to determine the amount of the charge attributable to the Variable Account for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:

Yield  =  2 X (((NI - ES)/(U X UV)) + 1)^6 - 1)

Where:

NI     =  net income of the portfolio for the 30-day or one-month period attributable to the Variable Account's units.

ES     =  charges deducted from the Variable Account for the 30-day or one-month period.

U      =  the average number of units outstanding.

UV     =  the unit value at the close (highest) of the last day in the 30-day or one-month period.

The yield for the Variable Account is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.

The yield on the amounts held in the Variable Accounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding Variable Account's actual yield.

Yield calculations do not take into account the Withdrawal Charge that we assess on certain withdrawals of Contract Value. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and the Free Withdrawal Option that you choose at the time of purchase. See "Fees and Charges" in the prospectus for further description of these options.

AVERAGE ANNUAL TOTAL RETURNS FOR THE VARIABLE ACCOUNTS

Sales literature or advertisements may quote average annual total returns for one or more of the Variable Accounts for various periods of time. If we advertise total return for the Money Market Variable Account, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.

When a Variable Account has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

We calculate the standard average annual total returns using Variable Account unit values that we calculate on each valuation day based on the performance of the Variable Account's underlying portfolio, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the annualized Contract Fee. The calculation assumes that we deduct a Contract Fee of $7.50 per quarter per Contract at the end of each Contract quarter. For purposes of calculating average annual total return, we use an average per-dollar per-day Contract Fee attributable to the hypothetical Variable Account for the period. The calculation also assumes total withdrawal of the Contract at the end of the period for the return quotation and will take into account the Withdrawal Charge applicable to the Contract that we assess on certain withdrawals of Contract Value.

We calculate the standard total return by the following formula:

TR     =  ((ERV/P)^(1/N)) - 1

Where:

TR     =  the average annual total return net of Variable Account recurring charges.

ERV    =  the ending redeemable value (net of any applicable Withdrawal Charge)
          of the hypothetical Variable Account at the end of the period.

P      =  a hypothetical initial payment of $1,000.

N      =  the number of years in the period.

NON-STANDARD VARIABLE ACCOUNT TOTAL RETURNS

Sales literature or advertisements may quote average annual total returns for the Variable Accounts that do not reflect any Withdrawal Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical Variable Account for the period with an ending value for the period that does not take into account any Withdrawal Charges.

We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

CTR    =  (ERV/P) - 1

Where:

CTR    =  the cumulative total return net of Variable Account recurring charges for the period.

ERV    =  the ending redeemable value of the hypothetical investment at the end of the period.

P      =  a hypothetical single payment of $1,000.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic Portfolio performance may include data that precedes the inception dates of the Variable Accounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

EFFECT OF THE CONTRACT FEE ON PERFORMANCE DATA

The Contract provides for the deduction of a $7.50 Contract Fee at the end of each Contract Quarter from the Fixed and Variable Accounts. We base it on the proportion that the value of each such Account bears to the total Contract Value. For purposes of reflecting the Contract Fee in yield and total return quotations, we convert the Contract Fee into a per-dollar per-day charge based on the average Contract Value in the Separate Account of all Contracts on the last day of the period for which quotations are provided. Then, we adjust the per-dollar per-day average charge to reflect the basis upon which we calculate the particular quotation.

OTHER INFORMATION

The following is a partial list of those publications that the Funds' advertising shareholder materials may cite as containing articles describing investment results or other data relative to one or more of the Variable Accounts. They may cite other publications.

     Broker World                                       Financial World
     Across the Board                                   Advertising Age
     American Banker                                    Barron's
     Best's Review                                      Business Insurance
     Business Month                                     Business Week
     Changing Times                                     Consumer Reports
     Economist                                          Financial Planning
     Forbes                                             Fortune
     Inc.                                               Institutional Investor
     Insurance Forum                                    Insurance Sales
     Insurance Week                                     Journal of Accountancy
     Journal of the American Society of
        CLU & ChFC                                      Journal of Commerce
     Life Insurance Selling                             Life Association News
     MarketFacts                                        Manager's Magazine
     National Underwriter                               Money
     Morningstar, Inc.                                  Nation's Business
     New Choices (formerly 50 Plus)                     New York Times
     Pension World                                      Pensions & Investments
     Rough Notes                                        Round the Table
     U.S. Banker                                        VARDs
     Wall Street Journal                                Working Woman

                            HISTORIC PERFORMANCE DATA

GENERAL LIMITATIONS

The figures below represent the past performance of the Variable Accounts and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses.

The Funds have provided the Portfolios' performance data. We derive the Variable Account performance data from the data that the Funds provide. None of the Funds are affiliated with IL Annuity. In preparing the tables below, IL Annuity relied on the Funds' data. While IL Annuity has no reason to doubt the accuracy of the figures provided by the Funds, IL Annuity has not verified those figures.

VARIABLE ACCOUNT PERFORMANCE FIGURES

The following charts show the historical performance data for the Variable Accounts since each Variable Account's commencement of operations. THESE FIGURES ARE NOT AN INDICATION OF FUTURE PERFORMANCE OF THE VARIABLE ACCOUNTS. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.


Standard average annual total returns for periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; the daily deduction of an administrative expenses charge at an annual rate of 0.15%; the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the contingent deferred sales load of 7% in the first year, decreasing to 6% in the seventh Contract Year, and then declining by 2% in each subsequent Contract Year until it is zero in Contract Year ten.


==================================================================================================================================
                      Variable Account                      For the 1-year           For the 3-year        For the period from
          (Date Variable Account operations began)           period ended             period ended             beginning of
                                                               12/31/98                 12/31/98             Variable Account
                                                                                                               operations to
                                                                                                                 12/31/98
----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------------------
           MidCap Growth (11/6/95)                              21.39%                   15.33%                   13.72%
           Small Capitalization (11/6/95)                        6.83%                    6.63%                    5.05%
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
----------------------------------------------------------------------------------------------------------------------------------
          Equity Income (11/6/95)                                3.05%                   14.31%                   14.62%
          Growth (11/6/95)                                      30.45%                   22.10%                   19.62%
          Money Market (11/6/95)*                               -2.50%                    1.74%                    1.76%
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
----------------------------------------------------------------------------------------------------------------------------------
           Asset Manager (11/6/95)                               6.36%                   13.24%                   13.45%
           Contrafund (11/6/95)                                 21.07%                   21.71%                   20.68%
           Index 500 (11/6/95)                                  19.29%                   24.54%                   23.91%
           Investment Grade Bond (11/6/95)                       0.48%                    3.27%                    3.54%
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
                      Variable Account                      For the 1-year           For the 3-year        For the period from
          (Date Variable Account operations began)           period ended             period ended             beginning of
                                                               12/31/98                 12/31/98             Variable Account
                                                                                                               operations to
                                                                                                                 12/31/98
----------------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
----------------------------------------------------------------------------------------------------------------------------------
           Managed (11/6/95)                                    -1.11%                   13.68%                   13.56%
           Small Cap (11/6/95)                                 -16.03%                    6.07%                    6.83%
----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
----------------------------------------------------------------------------------------------------------------------------------
           Royce Micro-Cap (9/1/97)                             -3.93%                     N/A                     3.59%
----------------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
----------------------------------------------------------------------------------------------------------------------------------
           Equity (9/1/97)                                      16.06%                     N/A                    16.08%
           Growth (9/1/97)                                      -6.00%                     N/A                     3.13%
----------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.(1)
----------------------------------------------------------------------------------------------------------------------------------
           First Eagle SoGen Overseas (9/1/97)                  -4.65%                     N/A                    -8.59%
----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
----------------------------------------------------------------------------------------------------------------------------------
           Limited-Term Bond (11/6/95)                          -0.95%                    2.29%                    2.27%
----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
----------------------------------------------------------------------------------------------------------------------------------
           International Stock (11/6/95)                         7.86%                    6.83%                    7.62%
----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------------
           Worldwide Hard Assets (11/6/95)                     -36.25%                  -10.45%                   -9.50%
==================================================================================================================================


* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

Nonstandard average annual total returns for periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; and the daily deduction of an administrative expenses charge at an annual rate of 0.15%.

These figures do not reflect the quarterly deduction of an administration charge and the contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.


----------
(1) First Eagle SoGen Funds, Inc. was formerly known as SoGen Funds,
Inc., and First Eagle SoGen Overseas Variable Portfolio was formerly known as SoGen Overseas Variable Portfolio.

===================================================================================================================================
                      Variable Account                      For the 1-year                For the 3-year        For the period from
          (Date Variable Account operations began)           period ended                  period ended             Beginning of
                                                               12/31/98                      12/31/98             Variable Account
                                                                                                                     operations
                                                                                                                    To 12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
           MidCap Growth (11/6/95)                               28.50%                       17.16%                   15.47%
           Small Capitalization (11/6/95)                        13.93%                        8.74%                    7.11%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
-----------------------------------------------------------------------------------------------------------------------------------
           Equity Income (11/6/95)                               10.08%                       16.16%                   16.34%
           Growth (11/6/95)                                      37.56%                       23.74%                   21.21%
           Money Market (11/6/95) *                               4.16%                        4.04%                    3.95%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
-----------------------------------------------------------------------------------------------------------------------------------
           Asset Manager (11/6/95)                               13.46%                       15.12%                   15.21%
           Contrafund (11/6/95)                                  28.18%                       23.36%                   22.24%
           Index 500 (11/6/95)                                   26.40%                       26.11%                   25.38%
           Investment Grade Bond (11/6/95)                        7.34%                        5.51%                    5.66%
-----------------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------------------
           Managed (11/6/95)                                      5.64%                       15.54%                   15.31%
           Small Cap (11/6/95)                                  -10.28%                        8.19%                    8.81%
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
           Royce Micro-Cap (9/1/97)                               2.63%                        N/A                      8.85%
-----------------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------
           Equity (9/1/97)                                       23.17%                        N/A                     21.16%
           Growth (9/1/97)                                        0.42%                        N/A                      8.39%
-----------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
           First Eagle SoGen Overseas (9/1/97)                    1.86%                        N/A                     -3.87%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
           Limited-Term Bond (11/6/95)                            5.81%                        4.58%                    4.45%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
           International Stock (11/6/95)                         14.96%                        8.93%                    9.57%
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
           Worldwide Hard Assets (11/6/95)                      -31.88%                       -8.40%                   -7.52%
===================================================================================================================================


* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

Standard cumulative total returns for periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; the daily deduction of an annual administrative expenses charge at an annual rate of 0.15%; the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the contingent deferred sales load of 7% in the first year, decreasing to 6% in the seventh Contract Year, and then declining by 2% in each subsequent Contract Year until it is zero in Contract Year ten.

===================================================================================================================================
                      Variable Account                      For the 1-year                For the 3-year        For the period from
          (Date Variable Account operations began)           period ended                  period ended             Beginning of
                                                               12/31/98                      12/31/98             Variable Account
                                                                                                                     operations
                                                                                                                    To 12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
           MidCap Growth (11/6/95)                               21.39%                       53.42%                   49.96%
           Small Capitalization (11/6/95)                         6.83%                       21.23%                   16.80%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
-----------------------------------------------------------------------------------------------------------------------------------
           Equity Income (11/6/95)                                3.05%                       49.36%                   53.75%
           Growth (11/6/95)                                      30.45%                       82.04%                   75.90%
           Money Market (11/6/95) *                              -2.50%                        5.30%                    5.65%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
-----------------------------------------------------------------------------------------------------------------------------------
           Asset Manager (11/6/95)                                6.36%                       45.19%                   48.86%
           Contrafund (11/6/95)                                  21.07%                       80.30%                   80.89%
           Index 500 (11/6/95)                                   19.29%                       93.15%                   96.56%
           Investment Grade Bond (11/6/95)                        0.48%                       10.14%                   11.60%
-----------------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------------------
           Managed (11/6/95)                                     -1.11%                       46.90%                   49.30%
           Small Cap (11/6/95)                                  -16.03%                       19.32%                   23.15%
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
           Royce Micro-Cap (9/1/97)                              -3.93%                        N/A                      4.82%
-----------------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------
           Equity (9/1/97)                                       16.06%                        N/A                     22.00%
           Growth (9/1/97)                                       -6.00%                        N/A                      4.20%
-----------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
           First Eagle SoGen Overseas (9/1/97)                   -4.65%                        N/A                    -11.28%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
           Limited-Term Bond (11/6/95)                           -0.95%                        7.04%                    7.34%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
           International Stock (11/6/95)                          7.86%                       21.92%                   26.01%
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
           Worldwide Hard Assets (11/6/95)                      -36.25%                      -28.20%                  -26.97%
===================================================================================================================================


* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

Nonstandard cumulative total returns for each Variable Account for the periods since the inception of each Variable Account are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; and the daily deduction of the annual administrative expenses charge at an annual rate of 0.15%.

These figures do not reflect the quarterly deduction of an administration charge and the contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

===================================================================================================================================
                      Variable Account                      For the 1-year                For the 3-year        For the period from
          (Date Variable Account operations began)           period ended                  period ended             Beginning of
                                                               12/31/98                      12/31/98             Variable Account
                                                                                                                     operations
                                                                                                                    To 12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
           MidCap Growth  (11/6/95)                              28.50%                       60.81%                   57.39%
           Small Capitalization (11/6/95)                        13.93%                       28.58%                   24.18%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
-----------------------------------------------------------------------------------------------------------------------------------
           Equity Income (11/6/95)                               10.08%                       56.73%                   61.15%
           Growth (11/6/95)                                      37.56%                       89.48%                   83.37%
           Money Market (11/6/95)*                                4.16%                       12.62%                   12.99%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
-----------------------------------------------------------------------------------------------------------------------------------
           Asset Manager (11/6/95)                               13.46%                       52.56%                   56.26%
           Contrafund (11/6/95)                                  28.18%                       87.72%                   88.35%
           Index 500 (11/6/95)                                   26.40%                      100.58%                  104.02%
           Investment Grade Bond (11/6/95)                        7.34%                       17.46%                   18.96%
-----------------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------------------
           Managed (11/6/95)                                      5.64%                       54.25%                   56.68%
           Small Cap (11/6/95)                                  -10.28%                       26.63%                   30.48%
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
           Royce Micro-Cap (9/1/97)                               2.63%                        N/A                     11.98%
-----------------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------
           Equity (9/1/97)                                       23.17%                        N/A                     29.17%
           Growth (9/1/97)                                        0.42%                        N/A                     11.35%
-----------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
           First Eagle SoGen Overseas (9/1/97)                    1.86%                        N/A                     -5.12%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
           Limited-Term Bond (11/1/95)                            5.81%                       14.37%                   14.69%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
           International Stock (11/6/95)                         14.96%                       29.25%                   33.37%
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
           Worldwide Hard Assets (11/6/95)                      -31.88%                      -23.15%                  -21.83%
===================================================================================================================================


* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

ADJUSTED HISTORICAL PORTFOLIO PERFORMANCE FIGURES

The charts below show "adjusted" historical performance data for the Portfolios, including for periods prior to the inception of the Variable Accounts, based on the performance of each Portfolio since its inception date, with a level of charges equal to those currently assessed under the Contracts. THESE FIGURES ARE NOT AN INDICATION OF THE FUTURE PERFORMANCE OF THE VARIABLE ACCOUNTS. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

Adjusted historical average annual total returns for periods since the inception of each Portfolio are as follows. These figures include: the daily deduction of the mortality and expenses charges at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the daily deduction of the annual administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the quarterly deduction of the administration charge of $7.50 adjusted for average account size; and the deduction of the applicable contingent deferred sales load for the Visionary contract and the Date of Issue Withdrawal Charge Option under the Visionary Choice contract.


===================================================================================================================================
                   Portfolio                        For the        For the         For the         For the          For the period
       (Date Portfolio operations began)            1-year          3-year         5-year          10-year        from beginning of
                                                    period          period         period          period             Portfolio
                                                     ended           ended          ended           ended             Operations
                                                   12/31/98        12/31/98       12/31/98        12/31/98           to 12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
    MidCap Growth (5/3/93)                          21.39%          15.33%         17.47%            N/A                22.13%
    Small Capitalization (9/20/88)                   6.83%           6.63%         11.51%          18.66%               17.67%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
-----------------------------------------------------------------------------------------------------------------------------------
    Equity Income (10/9/86)                          3.05%          14.31%         16.37%          13.87%               12.70%
    Growth (10/9/86)                                30.45%          22.10%         19.82%          17.96%               15.89%
    Money Market (4/2/82)*                          -2.50%           1.74%          2.58%           3.67%                5.00%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
-----------------------------------------------------------------------------------------------------------------------------------
    Asset Manager (9/6/89)                           6.36%          13.24%          9.26%            N/A                11.39%
    Contrafund (1/3/95)                             21.07%          21.71%           N/A             N/A                26.33%
    Index 500 (8/27/92)                             19.29%          24.54%         21.39%            N/A                19.13%
    Investment Grade Bond (12/5/88)                  0.48%           3.27%          3.98%           4.43%                4.39%
-----------------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    Managed (8/31/88)                               -1.11%          13.68%         16.86%          17.47%               17.56%
    Small Cap (8/31/88)                             -16.03%          6.07%          5.87%          11.60%               11.36%
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
    Royce Micro-Cap (12/27/96)                      -3.93%           N/A             N/A             N/A                 7.53%
-----------------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    Equity (11/6/86)                                16.06%          20.88%         16.55%          15.89%               14.48%
    Growth (12/31/92)                               -6.00%          21.45%         22.73%            N/A                24.77%
-----------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
    First Eagle SoGen Overseas (2/3/97)             -4.65%           N/A             N/A             N/A                -4.32%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
    Limited-Term Bond (5/13/94)                     -0.95%          2.29%            N/A             N/A                 3.46%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
    International Stock (3/31/94)                    7.86%          6.83%            N/A             N/A                 6.55%
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    Worldwide Hard Assets (8/31/89)                -36.25%         -10.45%         -7.67%            N/A                -0.41%
===================================================================================================================================


* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

      Adjusted historical average annual total returns for periods since the inception of each Portfolio are as follows. These figures include: the daily deduction of the mortality and expenses charge at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); and the daily deduction of the annual administrative expenses charge at the annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly).

      These figures do not reflect the quarterly deduction of the administration charge and any applicable contingent deferred sales load which, if deducted, would reduce performance.


===================================================================================================================================
                                                For the         For the          For the          For the      For the period from
                                                 1-year          3-year          5-year           10-year           beginning
                                                 period          period          period            period         Of Portfolio
                    Portfolio                    ended           ended            ended            ended           operations
        (Date Portfolio operations began)       12/31/98        12/31/98        12/31/98          12/31/98         to 12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
    MidCap Growth (5/3/93)                       28.50%          17.61%          18.28%             N/A              22.68%
    Small Capitalization (9/20/88)               13.93%           8.74%          12.49%            18.71%            17.72%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
-----------------------------------------------------------------------------------------------------------------------------------
    Equity Income (10/9/86)                      10.08%          16.16%          17.20%            13.94%            12.76%
    Growth (10/9/86)                             37.56%          23.74%          20.58%            18.02%            15.95%
    Money Market (4/2/82) *                       4.16%           4.04%           3.91%             3.76%             5.06%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
-----------------------------------------------------------------------------------------------------------------------------------
    Asset Manager (9/6/89)                       13.46%          15.12%          10.32%             N/A              11.46%
    Contrafund (1/3/95)                          28.18%          23.36%            N/A              N/A              27.26%
    Index 500 (8/27/92)                          26.40%          26.11%          22.11%             N/A              19.58%
    Investment Grade Bond (12/5/88)               7.34%           5.51%           5.24%             4.52%             4.48%
-----------------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    Managed (8/31/88)                             5.64%          15.54%          17.68%            17.80%            17.61%
    Small Cap (8/31/88)                         -10.28%           8.19%           7.06%            11.67%            11.42%
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
    Royce Micro-Cap (12/27/96)                    2.63%            N/A             N/A              N/A              10.81%
-----------------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    Equity (11/6/86)                             23.17%          22.55%          17.39%            15.96%            14.54%
    Growth (12/31/92)                             0.42%          23.10%          23.42%             N/A              25.16%
-----------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
    First Eagle SoGen Overseas (2/3/97)           1.86%           N/A              N/A              N/A              -0.91%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
    Limited-Term Bond (5/13/94)                   5.81%           4.58%            N/A              N/A               4.86%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
    International Stock (3/31/94)                14.96%           8.93%            N/A              N/A               7.78%
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    Worldwide Hard Assets (8/31/89)             -31.88%          -8.40%          -6.36%             N/A              -0.32%
===================================================================================================================================


* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

      Adjusted historical cumulative total returns for periods since the inception of each Portfolio are as follows. These figures include: the daily deduction of the mortality and expenses charge at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the daily deduction of the annual administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the applicable contingent deferred sales load for the Visionary contract and for the Date of Issue Withdrawal Charge Option under the Visionary Choice contract.

===================================================================================================================================
                                                For the         For the          For the          For the         For the period
                                                 1-year          3-year          5-year           10-year         from beginning
                                                 period          period          period            period         Of Portfolio
                    Portfolio                    ended           ended            ended            ended           operations
        (Date Portfolio operations began)       12/31/98        12/31/98        12/31/98          12/31/98         to 12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
    MidCap Growth (5/3/93)                        21.39%         53.42%          123.68%            N/A              210.17%
    Small Capitalization (9/20/88)                 6.83%         21.23%           72.41%          453.50%            432.63%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
-----------------------------------------------------------------------------------------------------------------------------------
    Equity Income (10/9/86)                        3.05%         49.36%          113.38%          266.43%            331.39%
    Growth (10/9/86)                              30.45%         82.04%          147.00%          421.52%            506.87%
    Money Market (4/2/82) *                       -2.50%          5.30%           13.57%           43.40%            126.22%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
-----------------------------------------------------------------------------------------------------------------------------------
    Asset Manager (9/6/89)                         6.36%         45.19%           55.69%            N/A              173.18%
    Contrafund (1/3/95)                           21.07%         80.30%            N/A              N/A              154.18%
    Index 500 (8/27/92)                           19.29%         93.15%          163.61%            N/A              203.61%
    Investment Grade Bond (12/5/88)                0.48%         10.14%           21.52%           54.28%             54.13%
-----------------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    Managed (8/31/88)                             -1.11%         46.90%          117.94%          412.03%            432.01%
    Small Cap (8/31/88)                          -16.03%         19.32%           33.03%          199.74%            203.92%
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
    Royce Micro-Cap (12/27/96)                    -3.93%           N/A             N/A              N/A               15.71%
-----------------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    Equity (11/6/86)                              16.06%         76.62%          115.11%          337.09%            416.92%
    Growth (12/31/92)                             -6.00%         79.12%          178.47%            N/A              277.21%
-----------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
    First Eagle SoGen Overseas (2/3/97)           -4.65%           N/A             N/A              N/A               -8.08%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
    Limited-Term Bond (5/13/94)                   -0.95%          7.04%            N/A              N/A               17.06%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
    International Stock (3/31/94)                  7.86%         21.92%            N/A              N/A               35.19%
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    Worldwide Hard Assets (8/31/89)              -36.25%        -28.20%          -32.89%            N/A               -3.75%
===================================================================================================================================


* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

      Adjusted historical cumulative total returns for periods since the inception of each Portfolio are as follows. These figures include: the daily deduction of the mortality and expenses charges at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); and the daily deduction of the administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly).

      These figures do not reflect the quarterly deduction of the administration charge and the applicable contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

===================================================================================================================================
                   Portfolio                        For the       For the         For the       For the       For the period from
       (Date Portfolio operations began)            1-year         3-year         5-year        10-year            beginning
                                                    period         period         period         period           Of Portfolio
                                                     ended         ended           ended         ended             operations
                                                   12/31/98       12/31/98       12/31/98       12/31/98          to 12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
    MidCap Growth (5/3/93)                          28.50%         60.81%         131.50%         N/A               218.16%
    Small Capitalization (9/20/88)                  13.93%         28.58%          80.10%       455.59%             434.85%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
-----------------------------------------------------------------------------------------------------------------------------------
    Equity Income (10/9/86)                         10.08%         56.73%         121.14%       268.71%             334.52%
    Growth (10/9/86)                                37.56%         89.48%         154.91%       424.28%             510.80%
    Money Market (4/2/82) *                          4.16%         12.62%          21.13%        44.59%             128.60%
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
-----------------------------------------------------------------------------------------------------------------------------------
    Asset Manager (9/6/89)                          13.46%         52.56%          63.40%         N/A               174.83%
    Contrafund (1/3/95)                             28.18%         87.72%           N/A           N/A               161.80%
    Index 500 (8/27/92)                             26.40%        100.58%         171.54%         N/A               210.92%
    Investment Grade Bond (12/5/88)                  7.34%         17.47%          29.12%        55.59%              55.44%
-----------------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    Managed (8/31/88)                                5.64%         54.25%         125.68%       414.43%             434.58%
    Small Cap (8/31/88)                            -10.28%         26.63%          40.62%       201.42%             205.72%
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
    Royce Micro-Cap (12/27/96)                       2.63%           N/A            N/A           N/A                22.93%
-----------------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    Equity (11/6/86)                                23.17%         84.05%         122.93%       339.51%             420.31%
    Growth (12/31/92)                                0.42%         86.52%         186.36%         N/A               284.40%
-----------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
    First Eagle SoGen Overseas (2/3/97)              1.86%           N/A            N/A           N/A                -1.73%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
       Limited-Term Bond (5/13/94)                   5.81%         14.37%           N/A           N/A                24.59%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------------
      International Stock (3/31/94)                 14.96%         29.25%           N/A           N/A                42.76%
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    Worldwide Hard Assets (8/31/89)                -31.88%        -23.15%         -28.01%         N/A                -2.92%
===================================================================================================================================


* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

                              NET INVESTMENT FACTOR

      The Net Investment Factor is an index that measures the investment performance of a Variable Account from one Business Day to the next. Each Variable Account has its own Net Investment Factor, which may be greater or less than one. The Net Investment Factor for each Variable Account equals 1 plus the fraction obtained by dividing (a) by (b) where:

(a)   is the net result of:

      1. the investment income, dividends, and capital gains, realized or unrealized, credited at the end of the current Business Day; plus

      2. the amount credited or released from reserves for taxes attributed to the operation of the Variable Account; minus

      3. the capital losses, realized or unrealized, charged at the end of the current Business Day, minus

      4. any amount charged for taxes or any amount set aside during the Business Day as a reserve for taxes attributable to the operation or maintenance of the Variable Account; minus

      5. the amount charged for mortality and expense risk on that Business Day; minus

      6.    the amount charged for administration on that Business Day; and

(b) is the value of the assets in the Variable Account at the end of the preceding Business Day, adjusted for allocations and transfers to and withdrawals and transfers from the Variable Account occurring during that preceding Business Day.

                            VARIABLE ANNUITY PAYMENTS

We determine the dollar amount of the first variable annuity payment in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a variable payout plan, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming the fixed payment is based on the minimum guaranteed 3.0% interest rate) will be the same. Later variable annuity payments, however, will vary to reflect the net investment performance of the Variable Account(s) that you or the Annuitant select.

Annuity units measure the net investment performance of a Variable Account for purposes of determining the amount of variable annuity payments. On the Annuity Start Date, we use the adjusted Contract Value for each Variable Account to purchase annuity units at the annuity unit value for that Variable Account. The number of annuity units in each Variable Account then remains fixed unless an exchange of annuity units is made as described below. Each Variable Account has a separate annuity unit value that changes each Business Day in substantially the same way as does the value of an accumulation unit of a Variable Account.

We determine the dollar value of each variable annuity payment after the first by multiplying the number of annuity units of a particular Variable Account by the annuity unit value for that Variable Account on the Business Day immediately preceding the date of each payment. If the net investment return of the Variable Account for a payment period equals the pro-rated portion of the 3.0% annual assumed investment rate, then the variable annuity payment for that Variable Account for that period will equal the payment for the prior period. If the net investment return exceeds an annualized rate of 3.0% for a payment period, then the payment for that period will be greater than the payment for the prior period. Similarly, if the return for a period falls short of an annualized rate of 3.0%, then the payment for that period will be less than the payment for the prior period.

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.0% per year. Under the Contract, the you may choose an assumed interest rate of 3.0%, 4.0% or 5.0% at the time you select a variable payout plan. We use the assumed investment rate to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT OR ANY VARIABLE ACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to a payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Start Date, the annuity payout plan option selected, and the Annuitant's age and sex (if applicable). The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity payment option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.0% per year.

The portion of the first monthly variable annuity payment derived from a Variable Account is divided by the annuity unit value for that Variable Account (calculated as of the date of the first monthly payment). The number of such units remain fixed during the annuity period, assuming that the Annuitant makes no exchanges of annuity units for annuity units of another Variable Account or to provide a fixed annuity payment.

In any subsequent month, for any Contract, we determine the dollar amount of the variable annuity payment derived from each Variable Account by multiplying the number of annuity units of that Variable Account attributable to that Contract by the value of such annuity unit at the end of the valuation period immediately preceding the date of such payment.

The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Variable Account(s) supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed investment rate referred to above. Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return of the appropriate Variable Accounts is greater or less than 3.0% per year. For example, for a Contract using only one Variable Account to generate variable annuity payments, if that Variable Account has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, then the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

ANNUITY UNIT VALUE

We calculate the value of an annuity unit at the same time that we calculate the value of an accumulation unit and we base it on the same values for fund shares and other assets and liabilities. (See "Separate Account Value" in the Prospectus.) The annuity unit value for each Variable Account's first valuation period was set at $100. We calculate the annuity unit value for a Variable Account for each subsequent valuation period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

(1)   is the accumulation unit value for the current valuation period;
(2) is the accumulation unit value for the immediately preceding valuation period;
(3)   is the annuity unit value for the immediately preceding valuation period;
      and
(4) is a special factor designed to compensate for the assumed investment rate of 3.0% built into the table used to compute the first variable annuity payment.

The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of several variable annuity payments based on one Variable Account.

                ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.  Accumulation unit value for current
       valuation period ............................................      $11.15
2.  Accumulation unit value for immediately preceding
       valuation period ............................................      $11.10
3.  Annuity unit value for immediately preceding
       valuation period ............................................     $105.00
4.  Factor to compensate for the assumed
       investment rate of 3.0% .....................................       .9975
5.  Annuity unit value of current valuation
       period ((1) / (2)) x (3) x (4) ..............................   $105.2093

                    ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS

1.  Number of accumulation units at Annuity Start Date .............      10,000
2.  Accumulation unit value ........................................    $11.1500
3.  Adjusted Contract Value (1)x(2) ................................    $111,500
4.  First monthly annuity payment per $1,000
       of adj. Contract Value ......................................       $5.89
5.  First monthly annuity payment (3)x(4) / 1,000 ..................     $656.74
6.  Annuity unit value .............................................   $105.2093
7.  Number of annuity units (5)/(6) ................................      6.2422
8.  Assume annuity unit value for second month equal to ............   $105.3000
9.  Second monthly annuity payment (7)x(8) .........................     $657.30
10. Assume annuity unit value for third month equal to .............   $104.9000
11. Third monthly annuity payment (7)x(10) .........................     $654.81

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

In the event of any such substitution or change, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our separate accounts, or the assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.

We will continue to pay a Living Benefit under the Visionary Choice Contract and a Maturity Benefit under the Visionary Contract on Premium Payments allocated to an Eligible Variable Account if: the portfolio underlying an Eligible Variable Account changes its investment objective; we determine that an investment in the portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the Separate Account; or shares of a portfolio underlying an Eligible Variable Account are no longer available for investment by the Separate Account and we are forced to redeem all shares of the portfolio held by the Eligible Variable Account. (See the Prospectus for your Contract.)

RESOLVING MATERIAL CONFLICTS

The Funds currently sell shares to registered separate accounts of insurance companies other than IL Annuity to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the Funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the Funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests in owning a Contract whose Contract Value is allocated to the Separate Account and of persons owning Contracts whose Contract Values are allocated to one or more other separate accounts investing in any one of the Funds. There is also the possibility that a material conflict may arise between the interests of Contract Owners generally, or certain classes of Contract Owners, and participating qualified retirement plans or participants in such retirement plans.

We currently do not foresee any disadvantages to you that would arise from the sale of Fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, each management of the Funds will monitor events related to their Fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such Fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various unaffiliated insurance companies.

In addition, the management of the Funds will monitor the Funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable. In the event of such a conflict, the management of the appropriate Fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the Funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the Separate Account's investment in such Funds, as appropriate. (See the individual Fund prospectuses for greater detail.)

                     TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

THE ALGER AMERICAN FUND. This agreement provides for termination:

o     on six months' advance written notice by any party;

o at IL Annuity's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;

o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code");

o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;

o at the option of The Alger American Fund (the "Fund") or Fred Alger & Company, Inc. (the "Distributor"), upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;


o by IL Annuity upon a determination that either the Fund or the Distributor has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by the Fund or the Distributor if the Contracts cease to qualify as annuity contracts or endowment contracts under the Code or if the Contracts are not registered, issued or sold in accordance with state and/or federal law; or

o on 180 days written notice upon a determination by any party that a material irreconcilable conflict exists.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND FUND II. These agreements provide for termination:

o     on six months' advance written notice by any party;

o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;

o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;

o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;

o at the option of either the Fidelity Variable Insurance Products Fund or the Fidelity Variable Insurance Products Fund II (each, the "Fund") or Fidelity Distributors Corporation (the "Underwriter") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by IL Annuity upon a determination that either Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; or

o by Fund or the Underwriter if IL Annuity provides written notice of its intent to use another investment company as a funding vehicle for the Contracts.


OCC ACCUMULATION TRUST.  This agreement provides for termination:

o     on six months' advance written notice by any party;

o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts;

o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;

o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;


o at the option of the OCC Accumulation Trust (the "Fund") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;


o by IL Annuity upon a determination that the Fund has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by the Fund or IL Annuity if IL Annuity receives necessary regulatory approvals to substitute shares of another investment company as a funding vehicle for the Contracts;

o     by the Fund upon institution of certain proceedings against IL Annuity;

o at IL Annuity's option upon institution of certain administrative proceedings against the Fund or the Underwriter;

o by the Fund or IL Annuity upon a determination that certain irreconcilable conflicts exist; or

o at the option of the Fund or IL Annuity, upon the other party's material breach of any provision in the Participation Agreement.

ROYCE CAPITAL FUND.  This agreement provides for termination:


o at the option of IL Annuity or the Royce Capital Fund (the "Fund") upon 180 days' notice;

o at the option of IL Annuity, if the Fund shares are not reasonably available to meet the requirements of the Contracts;

o at the option of IL Annuity, upon the institution of certain formal proceedings against the Fund by the SEC, the National Association of Securities Dealers, Inc. ("NASD"), or any other regulatory body;

o at the option of Royce & Associates, Inc. (the "Advisor of the Fund") or the Fund, upon the institution of certain formal proceedings against IL Annuity by the SEC, the NASD or any other regulatory body;

o in the event the Fund's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;

o at the option of the Adviser of the Fund or the Fund, if the Contracts cease to qualify as annuity contracts or life insurance contracts, as applicable, under the Code;

o at the option of IL Annuity, upon the Fund's unremedied breach of any material provision of this agreement;

o at the option of the Adviser of the Fund or the Fund, upon IL Annuity's unremedied breach of any material provision of this agreement;

o at the option of the Adviser of the Fund or the Fund, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;

o in the event this agreement is assigned without the prior written consent of IL Annuity and the Fund.


SAFECO RESOURCE SERIES TRUST. This agreement shall terminate as to the sale and issuance of new Contracts:


o at the option of either IL Annuity or the SAFECO Resources Series Trust (the "Trust"), upon 180 days' advance written notice to the other;


o at the option of IL Annuity, upon ten days' advance written notice to the Trust if shares of the portfolios are not available for any reason to meet the requirements of the Contracts as determined by IL Annuity;

o at the option of IL Annuity, upon the institution of certain formal proceedings against the Trust or Adviser by the SEC, NASD, or any other regulatory body;

o at the option of the Trust, upon the institution of certain formal proceedings against IL Annuity or the principal underwriter for the Contracts by the SEC, the NASD or any other regulatory body;

o in the event the Trust's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;

o upon the receipt of any necessary regulatory approvals, or the requisite vote of Contract owners having an interest in the portfolios, to substitute for shares of the portfolios the shares of another investment company in accordance with the terms of the applicable Contracts;

o at the option of the Trust, if the Contracts cease to qualify as annuity contracts or life insurance contracts, as applicable, under the Code;

o at the option of IL Annuity, upon the Trust's unremedied breach of any material provision of this agreement;

o at the option of the Trust, upon IL Annuity's unremedied breach of any material provision of this agreement;

o at the option of the Trust, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;

o in the event this agreement is assigned without the prior written consent of IL Annuity, the Trust or Adviser.


FIRST EAGLE SOGEN VARIABLE FUNDS, INC. This agreement shall continue in full force and effect until the first to occur of:


o termination by any party, for any reason with respect to the portfolio, by 120 days advance written notice delivered to the other parties; or


o termination by IL Annuity by written notice to the First Eagle SoGen Variable Funds, Inc. ("First Eagle SoGen Fund") and Societe Generale Securities Corporation (the "Underwriter") based upon IL Annuity's determination that the portfolio's shares are not reasonably available to meet the requirements of the Contracts; or

o termination by IL Annuity by written notice to the First Eagle SoGen Fund and its Underwriter in the event the portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; or

o termination by the First Eagle SoGen Fund or its Underwriter in the event that certain formal administrative proceedings are instituted against IL Annuity by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or

o termination by IL Annuity in the event that certain formal administrative proceedings are instituted against the First Eagle SoGen Fund or Underwriter by the NASD, the SEC, or any state securities or insurance department or any other regulatory body; or

o termination by IL Annuity by written notice to the First Eagle SoGen Fund and its Underwriter in the event that the portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements of the Code; or

o termination by the First Eagle SoGen Fund or its Underwriter by written notice to IL Annuity in the event that the Contracts fail to meet certain qualifications; or

o termination by either the First Eagle SoGen Fund or its Underwriter by written notice to IL Annuity if either one or both of the First Eagle SoGen Fund or its Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that IL Annuity has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or

o termination by IL Annuity by written notice to the First Eagle SoGen Fund and its Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that the First Eagle SoGen Fund, its Adviser, or its Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this agreement or is the subject of material adverse publicity; or


o termination by IL Annuity upon any substitution of the shares of another investment company or series thereof for shares of the portfolio in accordance with the terms of the Contracts; or


o termination by any party in the event that the First Eagle SoGen Fund's Board of Directors determines that a material irreconcilable conflict exists.

T. ROWE PRICE FIXED INCOME SERIES, INC. AND T. ROWE PRICE INTERNATIONAL SERIES, INC. These agreements provide for termination:

o     on six months' advance written notice by any party;

o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;

o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;

o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;


o     at the option of either the T. Rowe Price Fixed Income Series, Inc. or the
      T. Rowe Price International Series, Inc. (each, the "Fund") or T. Rowe Price Investment Services, Inc. (the "Underwriter") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by IL Annuity upon a determination that either Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by Fund or the Underwriter if IL Annuity provides written notice of its intent to use another investment company as a funding vehicle for the Contracts;

o by Fund or the Underwriter upon institution of certain proceedings against IL Annuity; or

o at IL Annuity's option upon institution of certain administrative proceedings against either Fund or the Underwriter.


VAN ECK WORLDWIDE INSURANCE TRUST. This agreement provides for termination:

o     on six months' advance written notice by any party;

o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;

o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;

o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;


o at the option of the Van Eck Worldwide Insurance Trust (the "Trust") or Van Eck Associates Corporation (the "Adviser") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;


o by IL Annuity upon a determination that either the Trust or the Adviser has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by IL Annuity, the Adviser or the Trust, upon institution of certain proceedings against the broker-dealers marketing the Contracts, the Adviser or the Trust;

o upon a decision by IL Annuity to substitute the Trust's shares with the shares of another investment company; or

o     upon assignment of the Agreement.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST. This agreement provides for termination:

o at the option of either IL Annuity or the Neuberger Berman Advisers Management Trust ("Trust"), upon 180 days' notice;

o at the option of IL Annuity, upon ten days' notice, if the Trust shares are not reasonably available to meet the requirements of the Contracts;

o at the option of IL Annuity, upon the institution of certain formal proceedings against the Trust by the SEC or any other regulatory body;

o at the option of the Trust, upon the institution of certain formal proceedings against IL Annuity by the SEC, NASD, or any other regulatory body;

o in the event the Trust's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;

o at the option of the Trust, if the Contracts cease to qualify, or if the Trust reasonably believes that the Contracts may fail to qualify, as annuity contracts or life insurance contracts, as applicable, under the Code;

o at the option of IL Annuity, upon ten days' written notice to the Trust upon the Trust's unremedied breach of any material provision of this agreement;

o at the option of the Trust, upon ten days' written notice to IL Annuity upon the IL Annuity's unremedied breach of any material provision of this agreement;

o at the option of the Trust, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;

o in the event this agreement is assigned without the prior written consent of IL Annuity, the Trust, Managers Trust and N&B Management.

PIMCO VARIABLE INSURANCE TRUST. This agreement shall continue in full force and effect until the first to occur of:

o termination by any party, for any reason with respect to some or all of the portfolios, by three (3) months advance written notice delivered to the other parties;

o termination by IL Annuity by written notice to the PIMCO Variable Insurance Trust (the "Fund") and PIMCO Funds Distributors LLC (the "Underwriter") based upon IL Annuity's determination that the portfolio's shares are not reasonably available to meet the requirements of the Contracts; or

o termination by IL Annuity by written notice to the Fund and the Underwriter in the event the portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; or

o termination by the Fund or Underwriter in the event that certain formal administrative proceedings are instituted against IL Annuity by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or

o termination by IL Annuity in the event that certain formal administrative proceedings are instituted against the Fund or Underwriter by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or

o termination by IL Annuity by written notice to the Fund and the Underwriter in the event that any portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements of the Code; or

o termination by the Fund or Underwriter by written notice to IL Annuity in the event that the Contracts fail to meet certain qualifications; or

o termination by either the Fund or the Underwriter by written notice to IL Annuity if either one or both of the Fund and the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that IL Annuity has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or

o termination by IL Annuity by written notice to the Fund and the Underwriter, if IL Annuity shall determine, in its sole judgment exercised in good faith, that the Fund, Adviser, or the Underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or

o termination by the Fund or the Underwriter by written notice to IL Annuity, if IL Annuity gives the Fund and Underwriter 45 days' written notice of its intention to make other investment vehicles available under the Contracts, and at the time notice was given there was no notice of termination outstanding; or

o termination by IL Annuity upon any substitution of the shares of another investment company or series thereof for shares of the portfolio in accordance with the terms of the Contracts, provided that IL Annuity give at least 45 days' prior written notice to the Trust and Underwriter of the date of substitution; or

o termination by any party in the event that the Trust's Board of Trustees determines that a material irreconcilable conflict exists.


                                  VOTING RIGHTS

We determine the number of votes you may cast by dividing your Contract Value in a Variable Account by the net asset value per share of the Portfolio in which that Variable Account invests. For each Annuitant, we determine the number of votes attributable to a Variable Account by dividing the liability for future variable annuity payments to be paid from that Variable Account by the net asset value per share of the portfolio in which that Variable Account invests. We calculate this liability for future payments on the basis of the mortality assumptions. We use your selected assumed investment rate in determining the number of annuity units of that Variable Account credited to the Annuitant's Contract and annuity unit value of that Variable

Account on the date that we determine the number of votes. As we make variable annuity payments to the Annuitant, the liability for future payments decreases as does the number of votes.

We determine the number of votes available to you or an Annuitant as of the date coincident with the date that the Fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by written communication prior to such meeting in accordance with the Fund's established procedures.

                          SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from our General Account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the Variable Accounts.

An insurance company blanket bond covers our officers and employees. Travelers Casualty and Surety Company of America to Indianapolis Life Insurance Company and its various subsidiaries issue the bond. Our bond is in the amount of twenty million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

                          DISTRIBUTION OF THE CONTRACTS

IL Securities, Inc, ("IL Securities") P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as a distributor for the Contracts. IL Securities, Inc. is a wholly-owned subsidiary of IL Group, a company majority-owned by Indianapolis Life Insurance Company ("ILICo"). IL Securities is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

American United Life Insurance Company ("AUL") and Legacy Marketing Group ("Legacy") own minority equity stakes in IL Group. AUL acquired its minority ownership interest in IL Group in connection with a proposed affiliation between AUL and ILICo. That proposed affiliation has been abandoned. On January 7,2000, ILICo and IL Group entered into a letter of intent with American Mutual Holding Co. ("AMHC") and AmerUs Life Holdings, Inc., which contemplates a combination of AMHC and ILICo. That transaction, which includes demutualization by ILICo, is subject to various governmental and other approvals. The letter of intent contemplates that, pending consummation of the demutualization, AMHC will acquire a 45% ownership interest in IL Group and IL Group will use the proceeds of such investment to repurchase in their entirety the ownership interests held by AUL and Legacy.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but we reserve the right to discontinue the offering. Agents who sell the Contracts are licensed by applicable state insurance authorities to sell the Contracts and are registered representatives of IL Securities or broker-dealers having selling agreements with IL Securities, Inc. or broker-dealers having selling agreements with such broker-dealers.

We may pay sales commissions to broker-dealers up to an amount equal to 7.2% of the Premium Payments paid under a Contract. We may also pay asset-based trailer commissions of up to 1.25%. We may pay up to 1.25% of Premium Payments to IL Securities to compensate it for certain distribution expenses. We expect the broker-dealers to compensate sales representatives in varying amounts from these commissions. We may pay other distribution expenses such as production incentive bonuses, an agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts other than those described in the prospectus under "Fees and Charges." IL Securities received and retained $1,588,498.71 in underwriting commissions during fiscal year 1998, $637,722.49 in fiscal year 1997, and $195,937.53 in fiscal year 1996. IL Securities also received $1,122,938.71 in underwriting commissions through the end of the third quarter of 1999.

                                  LEGAL MATTERS


Janis B. Funk, Vice President Law, of the Indianapolis Life Insurance Company, has passed upon all matters relating to Massachusetts law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.


                                     EXPERTS

The balance sheets of IL Annuity and Insurance Company as of December 31, 1998 and 1997 and the related statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 1998, and the statement of net assets of IL Annuity and Insurance Co. Separate Account 1 as of December 31, 1998, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                                OTHER INFORMATION

We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

                              Financial Statements

                        IL Annuity and Insurance Company

                  Years ended December 31, 1998, 1997 and 1996
                       With Report of Independent Auditors

                        IL Annuity and Insurance Company

                              Financial Statements

                  Years ended December 31, 1998, 1997 and 1996


                                   CONTENTS


Report of Independent Auditors..........................................1

Audited Financial Statements

Balance Sheets..........................................................2
Statements of Income....................................................3
Statements of Shareholder's Equity......................................4
Statements of Cash Flows................................................5
Notes to Financial Statements...........................................6

[LOGO] Ernst & Young          o Ernst & Young LLP        o Phone: (317) 681-7000
                                One Indiana Square         Fax:   (317) 681-7216
                                Suite 3400                 www.ey.com
                                Indianapolis, Indiana
                                46204-2094

                         Report of Independent Auditors

Board of Directors
IL Annuity and Insurance Company

We have audited the accompanying balance sheets of IL Annuity and Insurance Company (indirectly majority owned by Indianapolis Life Insurance Company) as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IL Annuity and Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

March 26, 1999


                                                                               1
       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                        IL Annuity and Insurance Company

                                 Balance Sheets

                                                                         December 31
                                                                   1998              1997
                                                            ------------------------------------
ASSETS
Investments:
    Fixed maturity securities:
       Available for sale, at fair value                       $ 1,675,815,473     $ 432,917,723
       Trading, at fair value                                      104,749,857        28,033,530
       Held to maturity, at amortized cost                           8,032,183         8,036,013
    Mortgage loans                                                  25,008,180        20,853,908
    Policy loans                                                       226,547            41,309
    Cash and cash equivalents                                      227,784,876        78,206,640
                                                            ------------------------------------
Total investments                                                2,041,617,116       568,089,123

Accrued investment income                                           20,901,296         5,838,029
Reinsurance recoverable                                            108,451,109        30,962,413
Deferred acquisition costs                                          58,905,858        18,954,120
Goodwill                                                             1,734,003         1,843,518
Federal income taxes recoverable                                            --           951,606
Receivables and other assets                                            49,440           195,990
Separate account assets                                            220,862,443        85,386,460
                                                            ------------------------------------
Total assets                                                   $ 2,452,521,265     $ 712,221,259
                                                            ====================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
    Future policy benefit reserves                             $ 2,071,810,495     $ 581,568,496
    Other policyholder liabilities                                   4,958,066           432,661
    Accounts payable and other liabilities                          23,957,740        13,437,140
    Federal income taxes payable                                     1,618,322                --
    Deferred federal income taxes                                   31,885,299         5,233,339
    Separate account liabilities                                   220,862,443        85,386,460
                                                            ------------------------------------
Total liabilities                                                2,355,092,365       686,058,096

Shareholder's equity:
     Common stock, $250 par value:
          Authorized and issued--10,000 shares                       2,500,000         2,500,000
     Additional paid-in capital                                     91,662,659        24,262,659
    Accumulated other comprehensive income                             819,116           250,115
     Retained earnings (deficit)                                     2,447,125          (849,611)
                                                            ------------------------------------
Total shareholder's equity                                          97,428,900        26,163,163
                                                            ------------------------------------
Total liabilities and shareholder's equity                     $ 2,452,521,265     $ 712,221,259
                                                            ====================================

See accompanying notes.

                        IL Annuity and Insurance Company

                              Statements of Income

                                                             Years ended December 31
                                                         1998          1997          1996
                                                   -----------------------------------------
REVENUE
Annuity fees and charges                             $ 2,209,651   $ 1,112,192  $    346,265
Investment income                                     55,002,920    12,315,656       884,450
Net realized capital gains                               194,062       762,934       133,003
                                                   -----------------------------------------
                                                      57,406,633    14,190,782     1,363,718

EXPENSES
Policy benefits                                       39,948,207    10,483,499       549,779
Underwriting, acquisition and insurance expenses      11,279,637     1,988,802     2,762,343
                                                   -----------------------------------------
                                                      51,227,844    12,472,301     3,312,122
                                                   -----------------------------------------
Income (loss) before federal income taxes              6,178,789     1,718,481    (1,948,404)

Federal income taxes                                   2,882,053        38,761         9,634
                                                   -----------------------------------------
Net income (loss)                                    $ 3,296,736   $ 1,679,720  $ (1,958,038)
                                                   =========================================

See accompanying notes.

                        IL Annuity and Insurance Company

                       Statements of Shareholder's Equity

                                                                             ACCUMULATED
                                                                                OTHER           RETAINED
                                           COMMON       ADDITIONAL PAID-    COMPREHENSIVE       EARNINGS
                                            STOCK          IN CAPITAL           INCOME          (DEFICIT)             TOTAL
                                       ---------------------------------------------------------------------------------------
Balance at January 1, 1996             $  2,500,000      $  6,762,659       $    134,367      $   (571,293)       $  8,825,733

Net loss                                         --                --                 --        (1,958,038)         (1,958,038)
Change in net unrealized gains                                                                                              --
    on available for sale securities             --                --             20,102                                20,102
                                                                                                                  ------------
Total comprehensive income                                                                                          (1,937,936)

Capital contribution                                       10,500,000                                               10,500,000
                                       ---------------------------------------------------------------------------------------

Balance at December 31, 1996              2,500,000        17,262,659            154,469        (2,529,331)         17,387,797

Net income                                       --                --                 --         1,679,720           1,679,720
Change in net unrealized gains
   on available for sale securities              --                --             95,646                                95,646
                                                                                                                  ------------
Total comprehensive income                                                                                           1,775,366

Capital contribution                             --         7,000,000                 --                --           7,000,000
                                       ---------------------------------------------------------------------------------------

Balance at December 31, 1997              2,500,000        24,262,659            250,115          (849,611)         26,163,163

Net income                                       --                --                 --         3,296,736           3,296,736
Change in net unrealized gains
   on available for sale securities              --                --            569,001                               569,001
                                                                                                                  ------------
Total comprehensive income                                                                                           3,865,737

Capital contribution                             --        67,400,000                 --                --          67,400,000
                                       ---------------------------------------------------------------------------------------
Balance at December 31, 1998           $  2,500,000      $ 91,662,659       $    819,116      $  2,447,125        $ 97,428,900
                                       =======================================================================================

See accompanying notes.

                        IL Annuity and Insurance Company

                            Statements of Cash Flows

                                                                                         YEARS ENDED DECEMBER 31
                                                                          1998                    1997                    1996
                                                                  ---------------------------------------------------------------
OPERATING ACTIVITIES
Net income (loss)                                                 $     3,296,736           $   1,679,720           $  (1,958,038)
Adjustments to reconcile net income (loss) to net
     cash used by operating activities:
         Amortization of bond discount/premium                        (14,211,485)             (1,521,845)                 20,121
         Amortization of goodwill                                         109,516                 109,516                 109,516
         Net realized capital gains                                   (14,388,642)             (3,350,187)               (133,003)
         Changes in operating assets and liabilities:
             Deferred acquisition costs                               (45,721,706)            (17,569,346)             (5,227,443)
             Amortization of deferred acquisition costs                 5,769,968               3,476,107                 366,562
             Accrued investment income                                (15,063,267)             (5,272,055)               (484,944)
             Reinsurance recoverable                                  (77,488,696)            (30,962,413)                     --
             Receivables and other assets                              (3,630,107)              5,717,101                 163,961
             Accounts payable and accrued liabilities                     824,660               8,447,968               4,831,911
             Federal income taxes                                      29,221,888               4,188,924                  20,457
                                                                  ---------------------------------------------------------------
Net cash used by operating activities                                (131,281,135)            (35,056,510)             (2,290,900)

INVESTING ACTIVITIES
Sales and maturity of fixed maturity securities                       197,795,869              59,815,409              55,536,586
Mortgage loan repayments                                                  928,766                 222,696                      --
Purchase of fixed maturity securities                              (1,428,079,218)           (469,593,436)            (91,982,677)
Investment in mortgage loans                                           (5,125,000)            (21,287,250)                     --
Increase in policy loans                                                 (185,238)                (41,309)                     --
                                                                  ---------------------------------------------------------------
Net cash used by investing activities                              (1,234,664,821)           (430,883,890)            (36,446,091)

FINANCING ACTIVITIES
Annuity deposits received                                           1,465,486,111             530,306,529              45,805,196
Annuity surrender benefits                                            (17,361,919)            (14,106,711)                (82,916)
Capital contribution                                                   67,400,000               7,000,000              10,500,000
                                                                  ---------------------------------------------------------------
Net cash provided by financing activities                           1,515,524,192             523,199,818              56,222,280
                                                                  ---------------------------------------------------------------

Net increase in cash and short-term investments                       149,578,236              57,259,418              17,485,289
Cash and cash equivalents at beginning of year                         78,206,640              20,947,222               3,461,933
                                                                  ---------------------------------------------------------------
Cash and cash equivalents at end of year                          $   227,784,876           $  78,206,640           $  20,947,222
                                                                  ===============================================================

See accompanying notes.

                        IL Annuity and Insurance Company

                          Notes to Financial Statements

                                December 31, 1998


1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES


IL Annuity and Insurance Company (the "Company") is a wholly owned subsidiary of The Indianapolis Life Group of Companies, Inc., which in turn is a majority owned subsidiary of Indianapolis Life Insurance Company ("ILICo"). The Company is incorporated in the State of Massachusetts and is licensed to do business in forty-five states and the District of Columbia.

The Company offers flexible premium deferred annuity contracts which may be offered in connection with retirement plans. The premiums collected on variable annuity contracts are invested primarily in various mutual funds held in a Separate Account at the direction of the policyholder.

Preparation of the financial statements requires management to make estimates and assumptions that effect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.


INVESTMENTS

Fixed maturity securities which may be sold to meet liquidity and other needs of the Company are categorized as available for sale and are reported at fair value with unrealized holding gains and losses reported as a separate component of shareholder's equity. Fixed maturity securities which the Company has the positive intent and ability to hold to maturity are categorized as held-to-maturity and are reported at amortized cost. Fixed maturity securities that are bought and held principally for the purpose of selling them in the near term to generate profits from short-term differences in price are categorized as trading and are reported at fair value with unrealized holding gains and losses reported in operations.

Cash and short-term investments include cash on hand and demand deposits and investments with maturities of less than one year at the date of acquisition, and are stated at cost which approximates fair value.

Mortgage loans and policy loans are stated at aggregate unpaid balances. Allowance for loss on mortgage loans is $252,608 and $210,646 at December 31, 1998 and 1997, respectively.

                        IL Annuity and Insurance Company

1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (CONTINUED)

DEFERRED ACQUISITION COSTS

Costs relating to the acquisition of annuity products, primarily commissions and certain costs of marketing, policy issuance and underwriting, which vary with and are directly related to the production of new business, are deferred and included in the deferred acquisition cost asset to the extent that such cost are recoverable from future policy related revenues. Deferred acquisition costs, with interest, are amortized over the lives of the policies in a relationship to the present value of estimated future gross profits, discounted using the interest rate credited to the policy.


GOODWILL

Goodwill is amortized over the period of 20 years using the straight-line method. Accumulated amortization of goodwill is $456,316 and $346,801 at December 31, 1998 and 1997, respectively.


FUTURE POLICY BENEFIT RESERVES

Future policy benefit reserves for annuity products represent policy account balances before applicable surrender charges, and net unrealized gains on available for sale securities allocated to policyholders.


THIRD-PARTY ADMINISTRATORS

The Company has contractual arrangements with three third-party administrators to distribute and administer its annuity products, which represents all of the Company's business. One of the third-party administrators, Legacy Marketing Group, processes the majority of this business.


SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the Separate Account are not included in the accompanying financial statements.

                        IL Annuity and Insurance Company

1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (CONTINUED)

REVENUE RECOGNITION

Revenue for annuity products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against policyholder account balances.


COMPREHENSIVE INCOME

As of January 1, 1998, the Company adopted the Financial Accounting Standards Board Statement 130, Reporting Comprehensive Income. Statement 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's net income or shareholder's equity. Statement 130 requires unrealized gains or losses on the Company's available-for-sale securities, which prior to adoption were reported separately in shareholder's equity, to be included in accumulated other comprehensive income. Prior years' financial statements have been reclassified to conform to the requirements of Statement 130.

The Company's reclassification adjustment for 1998 is as follows:

                                                   GROSS             TAX EFFECT                NET
                                          --------------------------------------------------------------
Unrealized holding gains
   arising during year                        $  98,645,860        $ (34,526,051)       $   64,119,809
Reclassification adjustment for
   gains realized in net income                 (11,107,299)           3,887,555            (7,219,744)
Allocated to future policy
   benefit reserves                             (86,663,175)          30,332,111           (56,331,064)
                                          --------------------------------------------------------------
Change in net unrealized gains
   on available for sale
   securities                                 $     875,386        $    (306,385)       $      569,001
                                          ==============================================================

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

                        IL Annuity and Insurance Company

2. INVESTMENTS

Fixed maturity securities consist of the following at December 31:

                                                                    1998
                                      -----------------------------------------------------------------
                                                            GROSS           GROSS
                                         AMORTIZED       UNREALIZED       UNREALIZED          FAIR
                                            COST            GAINS           LOSSES            VALUE
                                      -----------------------------------------------------------------
Available for sale:
United States government              $   94,424,923   $    1,390,073   $      103,035   $   95,711,961
Public utilities                         110,563,044        4,319,205               --      114,882,249
Industrial and miscellaneous           1,367,012,083      102,498,284       20,472,859    1,449,037,508
Mortgage-backed securities                15,891,744          292,010               --       16,183,754
                                      -----------------------------------------------------------------
                                      $1,587,891,794   $  108,499,572   $   20,575,894   $1,675,815,473
                                      =================================================================
Trading:
United States government              $    8,003,369   $       26,500   $      130,372   $    7,899,497
Special revenue                              100,370               --           80,370           20,000
Public utilities                           6,578,169          332,988           87,932        6,823,225
Industrial and miscellaneous              92,528,033        1,551,485        4,072,383       90,007,135
                                      -----------------------------------------------------------------
                                      $  107,209,941   $    1,910,973   $    4,371,057   $  104,749,857
                                      =================================================================
Held to maturity:
Industrial and miscellaneous          $    8,032,183   $      639,087   $           --   $    8,671,270
                                      =================================================================

                        IL Annuity and Insurance Company

2. INVESTMENTS (CONTINUED)

                                                                   1997
                                       -------------------------------------------------------------
                                                          GROSS           GROSS
                                         AMORTIZED      UNREALIZED     UNREALIZED           FAIR
                                            COST          GAINS          LOSSES             VALUE
                                       -------------------------------------------------------------
Available for sale:
United States government               $ 27,377,457   $    528,917    $         --      $ 27,906,374
Special revenue                           7,520,065        105,854              --         7,625,919
Public utilities                         26,624,432        931,256           9,538        27,546,150
Industrial and miscellaneous            345,890,826     16,092,873       2,831,478       359,152,221
Mortgage-backed securities               10,552,547        134,512              --        10,687,059
                                       -------------------------------------------------------------
                                       $417,965,327   $ 17,793,412    $ 2,841,016$       432,917,723
                                       =============================================================
Trading:
United States government               $  1,286,404   $      1,014    $      2,966      $  1,284,452
Special revenue                             100,457             --           9,457            91,000
Public utilities                          1,740,617         26,053           1,235         1,765,435
Industrial and miscellaneous             24,577,946        488,545         173,848        24,892,643
                                       -------------------------------------------------------------
                                       $ 27,705,424   $    515,612    $    187,506      $ 28,033,530
                                       =============================================================
Held to maturity:
Industrial and miscellaneous           $  8,036,013   $    440,017    $         --      $  8,476,030
                                       =============================================================

                        IL Annuity and Insurance Company

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of fixed maturity securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                   AVAILABLE FOR SALE                     TRADING                      HELD TO MATURITY
                             ---------------------------------------------------------------------------------------------------
                                AMORTIZED          FAIR          AMORTIZED          FAIR          AMORTIZED           FAIR
                                   COST            VALUE            COST            VALUE            COST             VALUE
                             ---------------------------------------------------------------------------------------------------
Due in one year or less      $   30,960,010   $   30,898,159   $           --   $           --   $           --   $           --
Due after one year
  through five years            504,701,853      540,724,618        8,435,770        7,742,807        1,000,000        1,010,580
Due after five years
  through ten years             627,939,162      650,989,758       96,318,211       94,623,050        6,032,183        6,563,940
Due after ten years             408,399,025      437,019,183        2,455,960        2,384,000        1,000,000        1,096,750
Mortgage-backed securities       15,891,745       16,183,755               --               --               --               --
                             ---------------------------------------------------------------------------------------------------
                             $1,587,891,795   $1,675,815,473   $  107,209,941   $  104,749,857   $    8,032,183   $    8,671,270
                             ===================================================================================================

Net investment income consisted of the following:

                                    1998                1997             1996
                                -----------------------------------------------
Fixed maturity securities       $46,825,700         $10,314,562        $531,894
Equity securities                    13,673                  --         113,017
Mortgage loans                    1,848,846             606,460              --
Short term investments            8,136,334           1,938,719         244,725
Other                             1,339,625               7,709              82
                                -----------------------------------------------
Gross investment income          58,164,178          12,947,656         889,718
Less investment expenses          3,161,258             631,794           5,268
                                -----------------------------------------------
Net investment income           $55,002,920         $12,315,656        $894,450
                                ===============================================

                        IL Annuity and Insurance Company

2. INVESTMENTS (CONTINUED)

Net unrealized gains on available for sale securities are as follows:

                                             1998                   1997
                                         ------------           ------------
       Fixed maturity securities:
            Gross unrealized gains       $108,499,573           $ 17,793,412
            Gross unrealized losses        20,575,894              2,841,016
                                         ------------           ------------
                                           87,923,679             14,952,396

       Deferred income taxes               30,773,174              5,233,339
       Allocated to future policy
         benefit reserves                  56,331,064              9,468,942

       Gross unrealized gains on
         short-term investments                   325                     --
                                         ------------           ------------
                                         $    819,116           $    250,115
                                         ============           ============

Proceeds from sales of available for sale securities during 1998 and 1997 were $155,534,662 and $31,468,962, respectively. Gross gains of $14,377,767 and
$2,819,617 and gross losses of $1,150,749 and $29,328 were realized during 1998 and 1997, respectively.


3. FEDERAL INCOME TAXES

Significant components of current federal income taxes (benefit) are as follows:

                                                     1998           1997           1996
                                                 -----------------------------------------
Federal income taxes (benefit) at 35%            $ 2,165,408    $   601,468    $  (681,194)
Effect of net operating losses/
   valuation allowance                               736,452       (698,193)       693,452
Other, net                                           (19,807)       135,486         (2,624)
                                                 -----------------------------------------
Federal income taxes                             $ 2,882,053    $    38,761    $     9,634
                                                 =========================================

Federal income taxes consist of the following:

                                                     1998           1997           1996
                                                 -----------------------------------------
Current taxes                                    $ 1,769,928    $    38,761    $     9,634
Deferred taxes                                     1,112,125             --             --
                                                 -----------------------------------------
Total                                            $ 2,882,052    $    38,761    $     9,634
                                                 =========================================

                        IL Annuity and Insurance Company

3. FEDERAL INCOME TAXES (CONTINUED)

At December 31, 1998 and 1997 the financial statements included deferred tax assets of $22,139,986 and $7,152,369, offset by a valuation allowance of $- and $200,153 and deferred tax liabilities of $54,025,285 and $12,185,555, respectively. The significant components of the Company's deferred tax assets and liabilities were net operating losses, deferred acquisition costs, future policy benefit reserves, amortization of goodwill and bond discount and unrealized investment gains and losses.

The Company files a stand-alone federal income tax return.

The Company recovered $800,000 in federal income taxes in 1998, and paid $1,000,000 and $- in 1997 and 1996, respectively.


4. REINSURANCE

The Company has entered into a modified coinsurance cession agreement covering flexible premium deferred annuity policies distributed through Legacy Marketing Group (a third-party administrator). Future policy benefit reserves include reinsurance payable of $1,511,542,946 and $424,318,398 at December 31, 1998 and 1997, respectively.

The Company remains liable for ceded risks in the event that the reinsurer does not meet its obligations. Management believes its reinsurer will meet its obligations under existing contracts.


5. SHAREHOLDER'S EQUITY

Massachusetts insurance regulations require the Company to maintain a minimum capital and surplus of $1,200,000. Statutory capital and surplus at December 31, 1998 and 1997 was $59,886,970 and $13,292,585, respectively. Statutory net loss for 1998, 1997 and 1996 was $13,554,570, $4,957,736 and $3,252,584,
respectively.

Generally, the maximum amount of dividends which can be paid to its shareholder without prior approval of the Insurance Commissioner of the State of Massachusetts is 10% of statutory surplus at the prior year end.


6. RELATED PARTY TRANSACTIONS

The Company was allocated expenses of $2,998,435 and $1,999,903 for various administrative services from ILICo for 1998 and 1997, respectively, in conjunction with expense allocation agreements.

                        IL Annuity and Insurance Company

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

      Cash and cash equivalents, accrued investment income and policy loans: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

      Fixed maturity securities: Fair values of bonds are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, or in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

      Mortgage loans: The fair value of mortgage loans was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

      Investment-type contracts: The fair value of deferred annuities is believed to approximate the cash surrender value.

The carrying amount and fair values of the Company's financial instruments at December 31, are as follows:

                                                    1998                               1997
                                   -----------------------------------------------------------------------
                                                                           CARRYING
                                     CARRYING AMOUNT       FAIR VALUE        AMOUNT          FAIR VALUE
                                   -----------------------------------------------------------------------
ASSETS:
Fixed maturity securities:
   Available for sale                 $1,675,815,473    $1,675,815,473    $432,917,723      $432,917,723
   Trading                               104,749,857       104,749,857      28,033,530        28,033,530
   Held to maturity                        8,032,183         8,671,270       8,036,013         8,476,030
Mortgage loans                            25,008,180        27,335,409      20,853,908        20,064,554

LIABILITIES:
Deferred annuities                     2,071,810,495     1,937,218,686     581,568,496       541,974,496

                        IL Annuity and Insurance Company

8. IMPACT OF YEAR 2000 (UNAUDITED)

The Company's Year 2000 plan includes the following phases (many of which have been completed):

     Phase One - Planning and Budgeting: The Company's Board of Directors adopted a plan to address Year 2000 (Y2K) issues in April of 1997. This plan was approved by the corporate officers, executive management, and the Vice President of Information Technology.

     Phase Two - Inventory: The Company completed an initial inventory of all hardware, software, equipment and business partner components on June 30, 1997. Each inventory item was categorized by importance to the organization, i.e., mission critical, essential, important, and marginal.

     Phase Three - Assessment/Planning: An impact assessment was completed on July 9, 1997, followed by a Y2K project plan on February 2, 1998. The Company's officers, Legal Department and management worked extensively with an outside consultant during this process.

     Phase Four - Remediation/Implementation of Mission Critical Systems: The Company implemented necessary mission critical Y2K system updates. Since the Company was in the process of converting from a mainframe system to a LAN environment, The Company coordinated the process of migrating to new mission critical systems that were Y2K ready.

     Phase Five - Facilities: The Company has reviewed, upgraded or replaced its mission critical facilities systems that may contain embedded technology. This included replacement of its HVAC and Fire/Safety systems used to maintain the facility. The Company has worked and is working with its vendors in testing and updating mission critical facility systems as needed.

     Phase Six - Testing: The Company constructed and successfully executed an enterprise-wide test for its mission critical systems in a dedicated, time-controlled environment. This testing was completed as of December 31, 1998. Plans for 1999 include on-going testing of these mission critical systems for Y2K readiness. Additionally, the Company will be examining less critical systems to verify their readiness.

                        IL Annuity and Insurance Company

8. IMPACT OF YEAR 2000 (UNAUDITED) (CONTINUED)

     Phase Seven -Third Party Administrators/Vendors: The Company has contacted its significant business partners, suppliers, and vendors to ascertain the status of their Y2K readiness. The Company has also worked closely with its Third Party Administrators (TPA), to ascertain their level of Y2K readiness. The Company's outside consultants have also been involved in the discussions and assessments of TPA Y2K readiness. The Company will continue to work with its partners, suppliers, vendors and TPA's throughout 1999. While The Company has worked in conjunction with these third parties, they each remain ultimately responsible for their own Y2K readiness initiatives.

     Phase Eight - Contingency Planning: The contingency plan for mission critical systems was written in 1998. Contingency planning for essential, important and marginal systems is scheduled for completion in 1999. These plans will be reviewed and updated, where necessary. The Company is reviewing its current Disaster Recovery Plan and anticipates using it as a basis for Y2K contingency planning. The Company is working with its offsite disaster recovery location vendor concerning their readiness, should they be needed.

     Phase Nine - Documentation: The Company has completed a Y2K Operations Manual documenting procedures relating to Y2K processing. All mission critical information is stored in fireproof cabinets within the Y2K Office. The Company is currently in the process of imaging all documentation relating to Y2K projects, vendor information, correspondence sent/received and third party relationship documentation. An offsite location has been established for storing test results and documentation once the imaging process has been completed.

The costs incurred by ILICo to address the Company's Y2K issues for each of the years ended December 31, 1998 and 1997 were $11,000,000 and $1,000,000, respectively. ILICo anticipates incurring additional expenses of approximately $3,000,000 to complete Y2K initiative.

The Company has not identified the opportunity costs associated with items such as delayed customer service enhancements, distribution enhancements, postponed product development and missed growth opportunities. Many of these initiatives were adversely impacted in 1998, as the Y2K readiness project was the primary focus of the Information Services Department.

                        IL Annuity and Insurance Company

8. IMPACT OF YEAR 2000 (UNAUDITED) (CONTINUED)

The Company is confident that its internal mission critical systems can transition into the Year 2000, and beyond, based on positive testing results. The Company will continue to evaluate the Y2K readiness of and modify its essential and important systems throughout 1999. The Company believes that the worst case Y2K scenario would relate to its outside vendors. Should the Company not have electricity or should the financial institutions and securities firms have operational difficulties, it would no doubt affect Company operations. The impact on the Company would depend on the extent to which of these or other services are lost or delayed. The Company has not estimated these figures. This will be an issue the Company will address in its contingency planning during 1999.

                              Financial Statements

                    IL Annuity and Insurance Company Separate
                                    Account 1

                     Years ended December 31, 1998 and 1997
                       with Report of Independent Auditors

               IL Annuity and Insurance Company Separate Account 1

                              Financial Statements

                     Years ended December 31, 1998 and 1997


                                    CONTENTS

Report of Independent Auditors...............................................1

Audited Financial Statements

Statement of Net Assets......................................................2
Statement of Operations......................................................3
Statements of Changes in Net Assets..........................................4
Notes to Financial Statements................................................6

[LOGO] Ernst & Young          o Ernst & Young LLP        o Phone: (317) 681-7000
                                One Indiana Square         Fax:   (317) 681-7216
                                Suite 3400                 www.ey.com
                                Indianapolis, Indiana
                                46204-2094

                         Report of Independent Auditors

Board of Directors
IL Annuity and Insurance Company

We have audited the accompanying statement of net assets of IL Annuity and Insurance Company Separate Account 1 (the Account) as of December 31, 1998, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IL Annuity and Insurance Company Separate Account 1 at December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

March 26, 1999

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.      1

               IL Annuity and Insurance Company Separate Account 1

                             Statement of Net Assets

                                December 31, 1998

                                                                                            VALUE IN
                                                                                          ACCUMULATION
                                                                           PERCENT OF    PERIOD AND NET   ACCUMULATION
                                                                           NET ASSETS        ASSETS          PERIOD       UNIT VALUE
                                                                         -----------------------------------------------------------
ASSETS
Investments at net asset value:
     Alger American Fund:
        Alger American MidCap Growth Portfolio--293,159.385
           shares at $28.87 per share (cost--$7,175,413)                      3.83%     $   8,463,518        537,127       $ 15.757
        Alger Small Capitalization Portfolio--142,521.326 shares at
           $43.97 per share (cost--$5,938,251)                                2.84%         6,266,674        502,984         12.459

    Fidelity Variable Insurance Products Fund and Fund II:
        Fidelity Asset Manager Portfolio--442,337.544 shares at
            $18.16 per share (cost--$7,479,967)                               3.64%         8,032,807        503,498         15.954
        Fidelity Contra Portfolio--954,480.052 shares
            at $24.44 per share (cost--$19,024,700)                          10.56%        23,327,506      1,228,022         18.996
        Fidelity Equity Income Portfolio--886,698.057 shares at
            $25.42 per share (cost--$20,841,120)                             10.20%        22,539,812      1,355,289         16.631
        Fidelity Growth Portfolio--384,745.498 shares at $44.87
            per share (cost--$13,923,271)                                     7.82%        17,263,535        948,233         18.206
        Fidelity Index 500 Portfolio--282,915.545 shares
            at $141.25 per share (cost--$33,606,910)                         18.09%        39,961,857      1,895,005         21.088
        Fidelity Investment Grade Bond Portfolio--642,028.622
             shares at $12.96 per share (cost--$7,949,970)                    3.77%         8,320,691        691,547         12.032
        Fidelity Money Market Portfolio--12,128,091.59 shares
             at $1.00 per share (cost--$12,128,091)                           5.49%        12,128,091      1,070,535         11.329

    Oppenheimer Capital Accumulation Trust:
        OCC Managed Portfolio--511,299.87 shares at $43.74
            per share (cost--$21,616,920)                                    10.13%        22,364,263      1,396,806         16.011
        OCC Small Capitalization Portfolio--167,900.561 shares
             at $23.10 per share (cost--$4,161,775)                           1.76%         3,878,446        295,186         13.139

    T. Rowe Price International Series, Inc.:
        T. Rowe Price International Stock Portfolio--622,630.899
             shares at $14.52 per share (cost--$8,416,607)                    4.09%         9,040,605        660,670         13.684

    T. Rowe Price Fixed Income Series, Inc.:
        T. Rowe Price Limited-Term Bond Portfolio--797,906.019
             shares at $5.02 per share (cost--$ 3,990,072)                    1.81%         4,005,483        348,151         11.505

    Van Eck Worldwide Insurance Trust:
        Van Eck Hard Assets Portfolio--
             204,576 shares at $9.20 per share (cost--$2,672,462)             0.85%         1,882,096        230,762          8.156

    SAFECO Resource Series Trust:
        SAFECO Equity Portfolio--351,229.1502
            shares at $29.97 per share (cost--$9,874,187)                     4.77%        10,526,339        814,921         12.917
        SAFECO Growth Portfolio--834,431.9093
            shares at $21.30 per share (cost--$20,084,354)                    8.05%        17,773,401      1,596,318         11.134

    Royce Capital Fund:
        Royce Micro-Capitalization  Portfolio--612,547.867
            shares at $5.24 per share (cost--$3,471,349)                      1.45%         3,209,743        286,635         11.198

    The SoGen Variable Funds, Inc:
        SoGen Overseas Variable Portfolio--188,134
            shares at $9.98 per share (cost--$1,961,184)                      0.85%         1,877,576        196,153          9.572
                                                                         -------------------------------------------

Total investments and net assets (cost--$204,316,603)                       100.00%     $ 220,862,443     14,557,843
                                                                         ===========================================

See accompanying notes.

              IL Annuity and Insurance Company Separate Account 1

                             Statement of Operations

                          Year ended December 31, 1998

                                                                                             FIDELITY                    FIDELITY
                                                          ALGER AMERICAN    ALGER SMALL        ASSET       FIDELITY       EQUITY
                                                          MID-CAP GROWTH   CAPITALIZATION     MANAGER       CONTRA        INCOME
                                            COMBINED         PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                         -------------------------------------------------------------------------------------------
Net investment income                     $ 4,578,675      $   163,102        $ 146,554      $ 114,576    $    71,429   $   175,654
Mortality and expense charges              (2,007,727)         (75,998)         (67,842)       (75,619)      (206,094)     (231,657)
Net realized gain on investments            4,788,745          290,137          546,946        343,729        525,511       625,122
Net change in unrealized appreciation
     (depreciation) on investments         13,636,294        1,203,543           62,505        369,890      3,853,247     1,084,137
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     resulting from operations            $20,995,987      $ 1,580,784        $ 688,163      $ 752,576    $ 4,244,093   $ 1,653,256
                                         ===========================================================================================

                                                                          FIDELITY     FIDELITY
                                             FIDELITY       FIDELITY     INVESTMENT      MONEY
                                              GROWTH        INDEX 500    GRADE BOND      MARKET
                                             PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
                                         --------------------------------------------------------
Net investment income                       $    33,344    $   172,100    $ 173,761    $ 452,350
Mortality and expense charges                  (143,225)      (332,834)     (76,041)    (121,853)
Net realized gain on investments                872,217        398,614       20,616           --
Net change in unrealized appreciation
     (depreciation) on investments            3,086,828      5,950,689      287,986      (18,358)
                                         --------------------------------------------------------
Net increase (decrease) in net assets
     resulting from operations              $ 3,849,164    $ 6,188,569    $ 406,322    $ 312,139
                                         ========================================================

              IL Annuity and Insurance Company Separate Account 1

                      Statement of Operations (continued)

                          Year ended December 31, 1998

                                                                                             T. ROWE                      VAN ECK
                                             OCC          OCC SMALL      T. ROWE PRICE        PRICE         VAN ECK      WORLDWIDE
                                           MANAGED     CAPITALIZATION    INTERNATIONAL     LIMITED-TERM   HARD ASSETS    BALANCED
                                          PORTFOLIO      PORTFOLIO      STOCK PORTFOLIO   BOND PORTFOLIO   PORTFOLIO     PORTFOLIO
                                        --------------------------------------------------------------------------------------------
Net investment income                    $    95,922    $     9,279       $   103,176      $   138,672    $   310,221   $    50,391
Mortality and expense charges               (226,305)       (45,639)          (87,862)         (35,110)       (27,263)       (8,766)
Net realized gain on investments             385,492        101,316            36,415            7,816             --       232,654
Net change in unrealized appreciation
      (depreciation) on investments          461,065       (498,851)          807,117           23,406     (1,017,278)     (125,542)
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     resulting from operations           $   716,174    $  (433,895)      $   858,846      $   134,784    $  (734,320)  $   148,737
                                        ============================================================================================



                                                                                             SOGEN
                                              SAFECO        SAFECO        ROYCE MICRO-     OVERSEAS
                                              EQUITY        GROWTH       CAPITALIZATION    VARIABLE
                                            PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                        ------------------------------------------------------------
Net investment income                      $   495,189    $ 1,852,533    $        --    $    20,422
Mortality and expense charges                  (73,843)      (119,546)       (29,799)       (22,431)
Net realized gain on investments                    --             --        402,160             --
Net change in unrealized appreciation
      (depreciation) on investments            762,539     (2,327,980)      (265,510)       (63,139)
                                        ------------------------------------------------------------
Net increase (decrease) in net assets
     resulting from operations             $ 1,183,885    $  (594,993)   $   106,851    $   (65,148)
                                        ============================================================


See accompanying notes.

              IL Annuity and Insurance Company Separate Account 1

                       Statements of Changes in Net Assets


                                                                                                                      FIDELITY
                                                                           ALGER AMERICAN        ALGER SMALL           ASSET
                                                                           MID-CAP GROWTH       CAPITALIZATION         MANAGER
                                                             COMBINED         PORTFOLIO            PORTFOLIO          PORTFOLIO
                                                  ------------------------------------------------------------------------------

Net assets at January 1, 1997                            $  19,804,428       $ 1,188,839          $ 1,805,378       $   726,896
Changes from 1997 operations:
     Net investment income                                     829,534             1,249                   --            29,038
     Mortality and expense charges                            (662,091)          (33,411)             (39,116)          (21,270)
     Net realized gain on investments                          807,617            30,451               94,350            72,840
     Net change in unrealized appreciation
         (depreciation) on investments                       5,246,583           258,518              239,994           165,946
                                                  ------------------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                           6,221,643           256,807              295,228           246,554
     Net increase from contract purchases                   90,037,395         2,759,201            2,738,621         2,496,478
     Net decrease from
         redemptions-withdrawals                           (30,677,003)         (593,211)            (768,513)         (475,425)
                                                  ------------------------------------------------------------------------------
Total increase in net assets                                65,582,035         2,422,797            2,265,336         2,267,607
                                                  ------------------------------------------------------------------------------
Net assets at December 31, 1997                             85,386,463         3,611,636            4,070,714         2,994,503


Changes from 1998 operations:
     Net investment income                                   4,578,675           163,102              146,554           114,576
     Mortality and expense charges                          (2,007,727)          (75,998)             (67,842)          (75,619)
     Net realized gain on investments                        4,788,745           290,137              546,946           343,729
     Net change in unrealized appreciation
         (depreciation) on investments                      13,636,294         1,203,543               62,505           369,890
                                                  ------------------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                          20,995,987         1,580,784              688,163           752,576
     Net increase from contract purchases                  298,691,519         7,584,846            4,929,292         8,469,571
     Net decrease from
         redemptions-withdrawals                          (184,211,526)       (4,313,748)          (3,421,495)       (4,183,843)
                                                  ------------------------------------------------------------------------------
Total increase (decrease) in net assets                    135,475,980         4,851,882            2,195,960         5,038,304
                                                  ------------------------------------------------------------------------------
Net assets at December 31, 1998                          $ 220,862,443       $ 8,463,518          $ 6,266,674       $ 8,032,807
                                                  ==============================================================================

                                                                          FIDELITY
                                                      FIDELITY             EQUITY             FIDELITY          FIDELITY
                                                       CONTRA              INCOME              GROWTH           INDEX 500
                                                      PORTFOLIO           PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                  -------------------------------------------------------------------------

Net assets at January 1, 1997                       $  2,467,748        $  2,336,599        $  1,792,626       $ 2,467,866
Changes from 1997 operations:
     Net investment income                                24,395              50,007              14,443            35,542
     Mortality and expense charges                      (109,011)            (79,769)            (50,698)          (92,518)
     Net realized gain on investments                     64,473             251,422              64,652            72,120
     Net change in unrealized appreciation
         (depreciation) on investments                   977,429           1,025,392             615,219         1,562,275
                                                  -------------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                       957,286           1,247,052             643,616         1,577,419
     Net increase from contract purchases              7,215,827          10,039,658           4,367,280        12,303,249
     Net decrease from
         redemptions-withdrawals                      (1,175,257)         (1,805,244)           (681,737)       (2,574,475)
                                                  -------------------------------------------------------------------------
Total increase in net assets                           6,997,856           9,481,466           4,329,159        11,306,193
                                                  -------------------------------------------------------------------------
Net assets at December 31, 1997                        9,465,604          11,818,065           6,121,785        13,774,059

Changes from 1998 operations:
     Net investment income                                71,429             175,654              33,344           172,100
     Mortality and expense charges                      (206,094)           (231,657)           (143,225)         (332,834)
     Net realized gain on investments                    525,511             625,122             872,217           398,614
     Net change in unrealized appreciation
         (depreciation) on investments                 3,853,247           1,084,137           3,086,828         5,950,689
                                                  -------------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                     4,244,093           1,653,256           3,849,164         6,188,569
     Net increase from contract purchases             20,344,843          21,390,192          15,375,506        36,779,413
     Net decrease from
         redemptions-withdrawals                     (10,727,034)        (12,321,701)         (8,082,920)      (16,780,184)
                                                  -------------------------------------------------------------------------
Total increase (decrease) in net assets               13,861,902          10,721,747          11,141,750        26,187,798
                                                  -------------------------------------------------------------------------
Net assets at December 31, 1998                     $ 23,327,506        $ 22,539,812        $ 17,263,535       $39,961,857
                                                  =========================================================================


                                                        FIDELITY          FIDELITY
                                                       INVESTMENT           MONEY
                                                       GRADE BOND           MARKET
                                                        PORTFOLIO         PORTFOLIO
                                                  ----------------------------------
Net assets at January 1, 1997                         $   599,037       $  1,876,845
Changes from 1997 operations:
     Net investment income                            $    38,551       $    183,471
     Mortality and expense charges                        (15,965)           (42,708)
     Net realized gain on investments                          --                 --
     Net change in unrealized appreciation
         (depreciation) on investments                     82,688                 47
                                                  ----------------------------------
     Net increase (decrease) in net assets
         resulting from operations                        105,274            140,810
     Net increase from contract purchases               3,041,263         20,381,070
     Net decrease from
         redemptions-withdrawals                         (672,832)       (17,106,645)
                                                  ----------------------------------
Total increase in net assets                            2,473,705          3,415,235
                                                  ----------------------------------
Net assets at December 31, 1997                         3,072,742          5,292,080

Changes from 1998 operations:
     Net investment income                                173,761            452,350
     Mortality and expense charges                        (76,041)          (121,853)
     Net realized gain on investments                      20,616                 --
     Net change in unrealized appreciation
         (depreciation) on investments                    287,986            (18,358)
                                                  ----------------------------------
     Net increase (decrease) in net assets
         resulting from operations                        406,322            312,139
     Net increase from contract purchases              10,569,641         71,373,876
     Net decrease from
         redemptions-withdrawals                       (5,728,014)       (64,850,004)
                                                  ----------------------------------
Total increase (decrease) in net assets                 5,247,949          6,836,011
                                                  ----------------------------------
Net assets at December 31, 1998                       $ 8,320,691       $ 12,128,091
                                                  ==================================

See accompanying notes.

              IL Annuity and Insurance Company Separate Account 1


                                                                                                                     T. ROWE
                                                             OCC              OCC SMALL        T. ROWE PRICE          PRICE
                                                           MANAGED         CAPITALIZATION      INTERNATIONAL       LIMITED-TERM
                                                          PORTFOLIO          PORTFOLIO        STOCK PORTFOLIO     BOND PORTFOLIO
                                                      --------------------------------------------------------------------------
Net assets at January 1, 1997                          $  1,672,638         $   486,213         $ 1,446,986        $   271,782
Changes from 1997 operations:
     Net investment income                                   23,293               4,014              40,561             33,206
     Mortality and expense charges                          (63,261)            (17,708)            (36,772)           (29,879)
     Net realized gain on investments                        71,541              28,307              57,461                 --
     Net change in unrealized appreciation
         (depreciation) on investments                      576,315             186,669            (116,048)             6,871
                                                      --------------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                          607,888             201,282             (54,798)            10,198
     Net increase from contract purchases                 9,373,918           2,011,359           3,808,234          2,248,833
     Net decrease from
         redemptions-withdrawals                         (1,464,103)           (319,414)           (790,032)        (1,056,766)
                                                      --------------------------------------------------------------------------
Total increase in net assets                              8,517,703           1,893,227           2,963,404          1,202,265
                                                      --------------------------------------------------------------------------
Net assets at December 31, 1997                          10,190,341           2,379,440           4,410,390          1,474,047

Changes from 1998 operations:
     Net investment income                                   95,922               9,279             103,176            138,672
     Mortality and expense charges                         (226,305)            (45,639)            (87,862)           (35,110)
     Net realized gain on investments                       385,492             101,316              36,415              7,816
     Net change in unrealized appreciation
         (depreciation) on investments                      461,065            (498,851)            807,117             23,406
                                                      --------------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                          716,174            (433,895)            858,846            134,784
     Net increase from contract purchases                25,366,783           4,473,073           9,217,930          5,660,952
     Net decrease from
         redemptions-withdrawals                        (13,909,035)         (2,540,172)         (5,446,561)        (3,264,300)
                                                      --------------------------------------------------------------------------
Total increase (decrease) in net assets                  12,173,922           1,499,006           4,630,215          2,531,436
                                                      --------------------------------------------------------------------------
Net assets at December 31, 1998                        $ 22,364,263         $ 3,878,446         $ 9,040,605        $ 4,005,483
                                                      ==========================================================================

                                                                           VAN ECK
                                                         VAN ECK          WORLDWIDE            SAFECO          SAFECO
                                                       HARD ASSETS        BALANCED             EQUITY          GROWTH
                                                        PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                      --------------------------------------------------------------------------
Net assets at January 1, 1997                         $   370,548        $  294,427       $         --      $         --
Changes from 1997 operations:
     Net investment income                                 30,297             7,317             77,014           208,167
     Mortality and expense charges                        (18,412)           (7,112)            (1,506)           (1,372)
     Net realized gain on investments                          --                --                 --                --
     Net change in unrealized appreciation
         (depreciation) on investments                   (115,720)           32,448            (54,039)         (168,827)
                                                      --------------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                       (103,835)           32,653             21,469            37,968
     Net increase from contract purchases               2,208,978           885,565          1,287,790         1,449,284
     Net decrease from
         redemptions-withdrawals                         (484,259)         (234,710)          (209,625)         (127,067)
                                                      --------------------------------------------------------------------------
Total increase in net assets                            1,620,884           683,508          1,099,634         1,360,185
                                                      --------------------------------------------------------------------------
Net assets at December 31, 1997                         1,991,432           977,935          1,099,634         1,360,185

Changes from 1998 operations:
     Net investment income                                310,221            50,391            495,189         1,852,533
     Mortality and expense charges                        (27,263)           (8,766)           (73,843)         (119,546)
     Net realized gain on investments                          --           232,654                 --                --
     Net change in unrealized appreciation
         (depreciation) on investments                 (1,017,278)         (125,542)           762,539        (2,327,980)
                                                      --------------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                       (734,320)          148,737          1,183,885          (594,993)
     Net increase from contract purchases               1,874,118           748,303         15,713,371        29,331,910
     Net decrease from
         redemptions-withdrawals                       (1,249,134)       (1,874,975)        (7,470,551)      (12,323,701)
                                                      --------------------------------------------------------------------------
Total increase (decrease) in net assets                  (109,336)         (977,935)         9,426,705        16,413,216
                                                      --------------------------------------------------------------------------
Net assets at December 31, 1998                       $ 1,882,096        $       --       $ 10,526,339      $ 17,773,401
                                                      ==========================================================================

                                                                           SOGEN
                                                      ROYCE MICRO-       OVERSEAS
                                                     CAPITALIZATION      VARIABLE
                                                        PORTFOLIO        PORTFOLIO
                                                  --------------------------------
Net assets at January 1, 1997                         $        --      $        --
Changes from 1997 operations:
     Net investment income                                 28,969               --
     Mortality and expense charges                           (953)            (650)
     Net realized gain on investments                          --               --
     Net change in unrealized appreciation
         (depreciation) on investments                     (9,616)         (18,978)
                                                  --------------------------------
     Net increase (decrease) in net assets
         resulting from operations                         18,400          (19,628)
     Net increase from contract purchases                 797,553          623,234
     Net decrease from
         redemptions-withdrawals                          (61,335)         (76,353)
                                                  --------------------------------
Total increase in net assets                              754,618          527,253
                                                  --------------------------------
Net assets at December 31, 1997                           754,618          527,253

Changes from 1998 operations:
     Net investment income                                     --           20,422
     Mortality and expense charges                        (29,799)         (22,431)
     Net realized gain on investments                     402,160               --
     Net change in unrealized appreciation
         (depreciation) on investments                   (265,510)         (63,139)
                                                  --------------------------------
     Net increase (decrease) in net assets
         resulting from operations                        106,851          (65,148)
     Net increase from contract purchases               6,156,312        3,331,587
     Net decrease from
         redemptions-withdrawals                       (3,808,038)      (1,916,116)
                                                  --------------------------------
Total increase (decrease) in net assets                 2,455,125        1,350,323
                                                  --------------------------------
Net assets at December 31, 1998                       $ 3,209,743      $ 1,877,576
                                                  ================================

See accompanying notes.

               IL Annuity and Insurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 1998


1. ACCOUNTING POLICIES

THE ACCOUNT

IL Annuity and Insurance Company Separate Account 1 (the "Account") is a segregated investment account of the IL Annuity and Insurance Company (the "Company"), an indirect majority owned subsidiary of Indianapolis Life Insurance Company ("ILICo"). The Account was established under Massachusetts law on November 1, 1994, commenced operations in November, 1995 and is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.


INVESTMENTS

The Account invests in the following funds:

      Alger American Fund--MidCap Growth Portfolio, Small Capitalization
      Portfolio

      Fidelity Variable Insurance Products Fund and Fund II--Asset Manager Portfolio, Contra Portfolio, Equity Income Portfolio, Growth Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Money Market Portfolio

      Oppenheimer Capital Accumulation Trust--Managed Portfolio, Small Capitalization Portfolio

      T. Rowe Price International Series, Inc.--International Stock Portfolio

      T. Rowe Price Fixed Income Series, Inc.--Limited-Term Bond Portfolio

      Van Eck Worldwide Insurance Trust--Hard Assets Portfolio

      SAFECO Resource Series Trust --Equity Portfolio, Growth Portfolio

      Royce Capital Fun--Micro-Capitalization Portfolio

      The SoGen Variable Funds, Inc.--Overseas Variable Portfolio

               IL Annuity and Insurance Company Separate Account 1

1. ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Investments in funds are stated at the closing net asset value per share on December 31.

Investment transactions are accounted for on a trade date basis and the cost of investments sold is determined by the average cost method.


DIVIDENDS

Dividends paid to the Account are automatically reinvested in shares of the funds on the payable date.


FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a "life insurance company" as defined by the Internal Revenue Code. Based on current law, no federal income taxes are payable with respect to the Account's net investment income and the net realized gain on investments.


2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATE

Amounts are paid to the Company for mortality and expense guarantees at the rate of 0.003404% of the current value of the Account per day (1.25% on an annual basis). The Account also pays the Company for other expenses such as contract fees ($7.50 per contract at the end of each quarter), and asset-based administration and investment advisory fees (.15% on an annual basis).

Accordingly, the Company is responsible for all sales, general and administrative expenses applicable to the Account.

               IL Annuity and Insurance Company Separate Account 1

3. NET ASSETS

Net assets at December 31, 1998 consist of the following:

                                                       ALGER
                                                     AMERICAN
                                                      MIDCAP         ALGER SMALL     FIDELITY ASSET     FIDELITY
                                                      GROWTH        CAPITALIZATION      MANAGER          CONTRA
                                   COMBINED          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                 ----------------------------------------------------------------------------------
Contract purchases               $ 414,721,318      $11,772,752      $ 9,934,379      $12,027,589      $ 30,240,295

Redemptions-
  withdrawals                     (222,029,442)      (5,192,377)      (4,638,479)      (5,038,713)      (12,336,041)

Accumulated net
  investment income                  2,693,833           48,281           29,273           42,773          (233,541)

Accumulated realized
  gains on investments               5,620,362          326,865          642,627          416,818           591,187

Accumulated net change
  in unrealized appreciation
  (depreciation) on
  investments                       19,856,372        1,507,997          298,874          584,340         5,065,606
                                 ----------------------------------------------------------------------------------

                                 $ 220,862,443      $ 8,463,518      $ 6,266,674      $ 8,032,807      $ 23,327,506
                                 ==================================================================================

                                                                                          FIDELITY         FIDELITY
                                   FIDELITY EQUITY     FIDELITY                          INVESTMENT          MONEY
                                       INCOME           GROWTH        FIDELITY INDEX     GRADE BOND          MARKET
                                      PORTFOLIO        PORTFOLIO      500 PORTFOLIO       PORTFOLIO        PORTFOLIO
                                   -----------------------------------------------------------------------------------
Contract purchases                  $ 34,033,444      $21,664,231      $ 51,595,156      $14,439,124      $ 96,826,527

Redemptions-
  withdrawals                        (14,530,871)      (8,959,866)      (19,544,025)      (6,647,510)      (85,178,792)

Accumulated net
  investment income                      (98,703)        (156,821)         (226,402)         118,202           498,658

Accumulated realized
  gains on investments                   879,216          939,303           472,686           20,616                --

Accumulated net change
  in unrealized appreciation
  (depreciation) on
  investments                          2,256,726        3,776,688         7,664,442          390,259           (18,302)
                                   -----------------------------------------------------------------------------------
                                    $ 22,539,812      $17,263,535      $ 39,961,857      $ 8,320,691      $ 12,128,091
                                   ===================================================================================

               IL Annuity and Insurance Company Separate Account 1

3. NET ASSETS (CONTINUED)

                                                                T. ROWE PRICE
                                    OCC          OCC SMALL      INTERNATIONAL    T. ROWE PRICE    VAN ECK
                                  MANAGED      CAPITALIZATION       STOCK        LIMITED-TERM   HARD ASSETS
                                 PORTFOLIO       PORTFOLIO        PORTFOLIO     BOND PORTFOLIO   PORTFOLIO
                             --------------------------------------------------------------------------------
Contract purchases             $ 36,557,572      $ 7,061,412    $ 14,888,649      $ 8,271,811   $ 4,584,313

Redemptions-
  withdrawals                   (15,621,912)      (2,984,798)     (6,733,028)      (4,418,422)   (1,876,432)

Accumulated net
  investment income                (176,727)         (51,595)         21,376          112,742       294,269

Accumulated realized
  gains on investments              457,050          130,816         100,548            7,816            --

Accumulated net change
  in unrealized appreciation
  (depreciation) on
  investments                     1,148,280         (277,389)        763,060           31,536    (1,120,054)
                             --------------------------------------------------------------------------------

                               $ 22,364,263      $ 3,878,446     $ 9,040,605      $ 4,005,483   $ 1,882,096
                             ================================================================================

                                 VAN ECK                                                           SOGEN
                                WORLDWIDE       SAFECO          SAFECO         ROYCE MICRO-      OVERSEAS
                                 BALANCED       EQUITY          GROWTH        CAPITALIZATION     VARIABLE
                                PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                             -------------------------------------------------------------------------------
Contract purchases             $ 2,133,023    $ 17,001,161    $ 30,781,194      $ 6,953,865     $ 3,954,821

Redemptions-
  withdrawals                   (2,335,390)     (7,680,176)    (12,450,768)      (3,869,373)     (1,992,469)

Accumulated net
  investment income                 39,854         496,854       1,939,782           (1,783)         (2,659)

Accumulated realized
  gains on investments             232,654              --              --          402,160              --

Accumulated net change
  in unrealized appreciation
  (depreciation) on
  investments                      (70,141)        708,500      (2,496,807)        (275,126)        (82,117)
                             -------------------------------------------------------------------------------

                               $        --    $ 10,526,339    $ 17,773,401      $ 3,209,743     $ 1,877,576
                             ===============================================================================

               IL Annuity and Insurance Company Separate Account 1

4. PURCHASES AND SALES OF SECURITIES

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1998:

                                                                     Aggregate              Aggregate
                                                                      Cost of                Proceeds
                                                                     Purchases              from Sales
                                                                  ---------------         --------------
    Alger American MidCap Growth Portfolio                         $   4,943,504           $  1,291,892
    Alger Small Capitalization Portfolio                               3,318,433              1,203,200
    Fidelity Asset Manager Portfolio                                   5,673,703              1,000,227
    Fidelity Contra Portfolio                                         13,312,920              3,291,564
    Fidelity Equity Income Portfolio                                  13,322,135              3,677,927
    Fidelity Growth Portfolio                                         10,147,711              1,889,081
    Fidelity Index 500 Portfolio                                      25,186,458              4,652,162
    Fidelity Investment Grade Bond Portfolio                           5,981,432              1,014,294
    Fidelity Money Market Portfolio                                   12,128,091              5,292,088
    OCC Managed Portfolio                                             14,703,264              3,005,338
    OCC Small Capitalization Portfolio                                 2,808,007                818,257
    T. Rowe Price International Stock Portfolio                        5,103,469              1,287,749
    T. Rowe Price Limited-Term Bond Portfolio                          3,556,931              1,047,011
    Van Eck Hard Assets Portfolio                                      1,506,476                676,581
    Van Eck Worldwide Balanced Portfolio                                      --                863,205
    SAFECO Equity Portfolio                                            9,758,086              1,081,556
    SAFECO Growth Portfolio                                           20,084,355              1,429,983
    Royce Micro-Capitalization Portfolio                               3,055,809                343,265
    SoGen Overseas Variable Portfolio                                  1,961,184                549,039
                                                                  ---------------         --------------
                                                                   $ 156,551,968           $ 34,414,419
                                                                  ===============         ==============

               IL Annuity and Insurance Company Separate Account 1

5. SUMMARY OF UNIT TRANSACTIONS

                                                     YEAR ENDED DECEMBER 31
                                  ------------------------------------------------------------
                                             1998                            1997
                                  ------------------------------------------------------------
                                      UNITS          AMOUNT           UNITS         AMOUNT
                                  ------------------------------------------------------------
ALGER AMERICAN MIDCAP
  GROWTH PORTFOLIO
    Contract purchases                541,388    $  7,584,846        239,151    $  2,759,201
    Redemptions-withdrawals          (307,905)     (4,313,748)       (51,416)       (593,211)

ALGER SMALL CAPITALIZATION
  PORTFOLIO
    Contract purchases                421,397       4,929,292        262,182       2,738,621
    Redemptions-withdrawals          (292,498)     (3,421,495)       (73,574)       (768,513)

FIDELITY ASSET MANAGER PORTFOLIO
    Contract purchases                564,262       8,469,571        192,905       2,496,478
    Redemptions-withdrawals          (278,737)     (4,183,843)       (36,736)       (475,425)

FIDELITY CONTRA PORTFOLIO
    Contract purchases              1,203,125      20,344,843        535,915       7,215,827
    Redemptions-withdrawals          (634,360)    (10,727,034)       (87,286)     (1,175,257)

FIDELITY EQUITY INCOME PORTFOLIO
    Contract purchases              1,347,626      21,390,192        741,701      10,039,658
    Redemptions-withdrawals          (776,292)    (12,321,701)      (133,366)     (1,805,244)

FIDELITY GROWTH PORTFOLIO
    Contract purchases                977,899      15,375,506        362,310       4,367,280
    Redemptions-withdrawals          (514,083)     (8,082,920)       (56,557)       (681,737)

FIDELITY INDEX 500 PORTFOLIO
    Contract purchases              1,948,062      36,779,413        836,785      12,303,249
    Redemptions-withdrawals          (888,781)    (16,780,184)      (175,099)     (2,574,475)

FIDELITY INVESTMENT GRADE
  BOND PORTFOLIO
    Contract purchases                909,373      10,569,641        281,130       3,041,263
    Redemptions-withdrawals          (492,817)     (5,728,014)       (62,196)       (672,832)

FIDELITY MONEY MARKET PORTFOLIO
    Contract purchases              6,425,159      71,373,876      1,909,770      20,381,070
    Redemptions-withdrawals        (5,837,872)    (64,850,004)    (1,602,946)    (17,106,645)

OCC MANAGED PORTFOLIO
    Contract purchases              1,627,589      25,366,783        676,158       9,373,918
    Redemptions-withdrawals          (892,434)    (13,909,035)      (105,608)     (1,464,103)

               IL Annuity and Insurance Company Separate Account 1

5. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                     YEAR ENDED DECEMBER 31
                                  ------------------------------------------------------------
                                             1998                            1997
                                  ------------------------------------------------------------
                                      UNITS          AMOUNT           UNITS         AMOUNT
                                  ------------------------------------------------------------
OCC SMALL CAPITALIZATION
  PORTFOLIO
    Contract purchases                321,943    $  4,473,073        150,118    $  2,011,359
    Redemptions-withdrawals          (182,825)     (2,540,172)       (23,840)       (319,414)

T. ROWE PRICE INTERNATIONAL
  STOCK PORTFOLIO
    Contract purchases                718,383       9,217,930        320,572       3,808,234
    Redemptions-withdrawals          (424,468)     (5,446,561)       (66,504)       (790,032)

T. ROWE PRICE LIMITED-TERM
  BOND PORTFOLIO
    Contract purchases                508,347       5,660,952        217,142       2,248,833
    Redemptions-withdrawals          (293,130)     (3,264,300)      (102,039)     (1,056,766)

VAN ECK HARD ASSETS
   PORTFOLIO
    Contract purchases                186,118       1,874,118        181,518       2,208,978
    Redemptions-withdrawals          (124,051)     (1,249,134)       (39,793)       (484,259)

VAN ECK WORLDWIDE BALANCED
  PORTFOLIO
    Contract purchases                124,696         748,303         76,935         885,565
    Redemptions-withdrawals          (312,444)     (1,874,975)       (20,391)       (234,710)

SAFECO EQUITY PORTFOLIO
    Contract purchases              1,342,335      15,713,371        122,705       1,287,790
    Redemptions-withdrawals          (638,181)     (7,470,551)       (19,974)       (209,625)

SAFECO GROWTH PORTFOLIO
    Contract purchases              2,639,423      29,331,910        130,660       1,449,284
    Redemptions-withdrawals        (1,108,945)    (12,323,701)       (11,456)       (127,067)

ROYCE MICRO-CAPITALIZATION
  PORTFOLIO
    Contract purchases                556,679       6,156,312         73,036         797,553
    Redemptions-withdrawals          (344,338)     (3,808,038)        (5,617)        (61,335)

               IL Annuity and Insurance Company Separate Account 1

5. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                     YEAR ENDED DECEMBER 31
                                  ------------------------------------------------------------
                                             1998                            1997
                                  ------------------------------------------------------------
                                      UNITS          AMOUNT           UNITS         AMOUNT
                                  ------------------------------------------------------------
SOGEN OVERSEAS VARIABLE
  PORTFOLIO
    Contract purchases                352,661    $  3,331,587         66,856    $    623,234
    Redemptions-withdrawals          (202,828)     (1,916,116)        (8,191)        (76,353)
                                                 ------------                   ------------

    Net increase from unit
      transactions                               $114,479,993                   $ 59,360,403
                                                 ============                   ============

               IL Annuity and Insurance Company Separate Account 1

6. IMPACT OF YEAR 2000 (UNAUDITED)

The Company relies on ILICO for its information systems processing, and utilizes investment transaction information reported by the various fund managers. The Company's Year 2000 plan includes the following phases (many of which been completed):

      Phase One - Planning and Budgeting: The Company's Board of Directors adopted a plan to address Year 2000 (Y2K) issues in April of 1997. This plan was approved by the corporate officers, executive management, and the Vice President of Information Technology.

      Phase Two - Inventory: The Company completed an initial inventory of all hardware, software, equipment and business partner components on June 30, 1997. Each inventory item was categorized by importance to the organization, i.e., mission critical, essential, important, and marginal.

      Phase Three - Assessment/Planning: An impact assessment was completed on July 9, 1997, followed by a Y2K project plan on February 2, 1998. The Company's officers, Legal Department and management worked extensively with an outside consultant during this process.

      Phase Four - Remediation/Implementation of Mission Critical Systems: The Company implemented necessary mission critical Y2K system updates. Since the Company was in the process of converting from a mainframe system to a LAN environment, The Company coordinated the process of migrating to new mission critical systems that were Y2K ready.

      Phase Five - Facilities: The Company has reviewed, upgraded or replaced its mission critical facilities systems that may contain embedded technology. This included replacement of its HVAC and Fire/Safety systems used to maintain the facility. The Company has worked and is working with its vendors in testing and updating mission critical facility systems as needed.

      Phase Six - Testing: The Company constructed and successfully executed an enterprise-wide test for its mission critical systems in a dedicated, time-controlled environment. This testing was completed as of December 31, 1998. Plans for 1999 include on-going testing of these mission critical systems for Y2K readiness. Additionally, the Company will be examining less critical systems to verify their readiness.

               IL Annuity and Insurance Company Separate Account 1

6. IMPACT OF YEAR 2000 (UNAUDITED) (CONTINUED)

      Phase Seven -Third Party Administrators/Vendors: The Company has contacted its significant business partners, suppliers, and vendors to ascertain the status of their Y2K readiness. The Company has also worked closely with its Third Party Administrators (TPA), to ascertain their level of Y2K readiness. The Company's outside consultants have also been involved in the discussions and assessments of TPA Y2K readiness. The Company will continue to work with its partners, suppliers, vendors and TPA's throughout 1999. While The Company has worked in conjunction with these third parties, they each remain ultimately responsible for their own Y2K readiness initiatives.

      Phase Eight - Contingency Planning: The contingency plan for mission critical systems was written in 1998. Contingency planning for essential, important and marginal systems is scheduled for completion in 1999. These plans will be reviewed and updated, where necessary. The Company is reviewing its current Disaster Recovery Plan and anticipates using it as a basis for Y2K contingency planning. The Company is working with its offsite disaster recovery location vendor concerning their readiness, should they be needed.

      Phase Nine - Documentation: The Company has completed a Y2K Operations Manual documenting procedures relating to Y2K processing. All mission critical information is stored in fireproof cabinets within the Y2K Office. The Company is currently in the process of imaging all documentation relating to Y2K projects, vendor information, correspondence sent/received and third party relationship documentation. An offsite location has been established for storing test results and documentation once the imaging process has been completed.

The costs incurred by ILICo to address the Company's Y2K issues for each of the years ended December 31, 1998 and 1997 were $11,000,000 and $1,000,000, respectively. ILICo anticipates incurring additional expenses of approximately $3,000,000 to complete Y2K initiative.

               IL Annuity and Insurance Company Separate Account 1

      6. IMPACT OF YEAR 2000 (UNAUDITED) (CONTINUED)

The Company is confident that its internal mission critical systems can transition into the Year 2000, and beyond, based on positive testing results. The Company will continue to evaluate the Y2K readiness of and modify its essential and important systems throughout 1999. The Company believes that the worst case Y2K scenario would relate to its outside vendors. Should the Company not have electricity or should the financial institutions and securities firms have operational difficulties, it would no doubt affect Company operations. The impact on the Company would depend on the extent to which of these or other services are lost or delayed. The Company has not estimated these figures. This will be an issue the Company will address in its contingency planning during 1999.

                              Financial Statement

                        IL Annuity and Insurance Company

                      Nine months ended September 30, 1999
                                   Unaudited

                        IL Annuity and Insurance Company

                                  Balance Sheet


                                                               SEPTEMBER 30
                                                                   1999
                                                              ---------------
                                                                (UNAUDITED)
ASSETS
Investments:
    Fixed maturity securities:
       Available for sale, at fair value                      $ 2,684,343,896
       Held to maturity, at amortized cost                          8,029,120
    Equity securities, at fair value                                6,462,884
    Mortgage loans                                                 26,144,304
    Policy loans                                                      481,607
    Cash and cash equivalents                                     208,253,308
                                                              ---------------
Total investments                                               2,933,715,119

Accrued investment income                                          31,649,746
Reinsurance recoverable                                           135,145,138
Deferred acquisition costs                                         94,594,280
Goodwill                                                            1,651,866
Federal income taxes recoverable                                    8,509,397
Receivables and other assets                                        1,839,260
Separate account assets                                           287,711,169
                                                              ---------------
Total assets                                                  $ 3,494,815,975
                                                              ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
    Future policy benefit reserves                            $ 3,049,703,752
    Other policyholder liabilities                                 11,793,628
    Accounts payable and other liabilities                         13,502,594
    Deferred federal income taxes                                   7,974,824
    Separate account liabilities                                  287,711,169
                                                              ---------------
Total liabilities                                               3,370,685,967

Shareholder's equity:
     Common stock, $250 par value:
          Authorized and issued--10,000 shares                      2,500,000
     Additional paid-in capital                                   111,662,659
     Accumulated other comprehensive income                           858,885
     Retained earnings                                              9,108,464
                                                              ---------------
Total shareholder's equity                                        124,130,008
                                                              ---------------
Total liabilities and shareholder's equity                    $ 3,494,815,975
                                                              ===============


See accompanying note.

                        IL Annuity and Insurance Company

                               Statement of Income


                                                           NINE MONTHS
                                                              ENDED
                                                       SEPTEMBER 30, 1999
                                                       ------------------
                                                           (UNAUDITED)
REVENUE
Annuity fees and charges                                  $ 3,752,726
Premium and other considerations                              671,127
Investment income                                          83,162,451
Net realized capital gains                                    570,377
                                                          -----------
                                                           88,156,681

EXPENSES
Policy benefits                                            70,387,424
Underwriting, acquisition and insurance expenses            8,650,780
                                                          -----------
                                                           79,038,204
                                                          -----------
Income before federal income taxes                          9,118,477

Federal income taxes                                        2,457,138
                                                          -----------

Net income                                                $ 6,661,339
                                                          ===========


See accompanying note.

                        IL ANNUITY AND INSURANCE COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY
                                   (UNAUDITED)

                                                                          ACCUMULATED
                                                                             OTHER           RETAINED
                                                          ADDITIONAL     COMPREHENSIVE       EARNINGS
                                        COMMON STOCK   PAID-IN CAPITAL       INCOME          (DEFICIT)          TOTAL
                                        --------------------------------------------------------------------------------
Balance at January 1, 1999              $  2,500,000     $ 91,662,659     $    819,116     $  2,447,125     $ 97,428,900

Net income                                        --               --               --        6,661,339        6,661,339
Change in net unrealized gains
   on available for sale securities               --               --           39,769               --           39,769
                                                                                                            ------------
Total comprehensive income                                                                                     6,701,108

Capital contribution                              --       20,000,000               --               --       20,000,000
                                        --------------------------------------------------------------------------------
Balance at September 30, 1999           $  2,500,000     $111,662,659     $    858,885     $  9,108,464     $124,130,008
                                        ================================================================================



See accompanying note.

                        IL Annuity and Insurance Company

                             Statement of Cash Flows


                                                                 NINE MONTHS
                                                                    ENDED
                                                             SEPTEMBER 30, 1999
                                                               ---------------
                                                                 (UNAUDITED)
OPERATING ACTIVITIES
Net income                                                     $     6,661,339
Adjustments to reconcile net income to net
    cash used by operating activities:
       Amortization of bond discount/premium                       (16,554,761)
       Amortization of goodwill                                         82,137
       Net realized capital gains                                     (261,228)
       Changes in operating assets and liabilities:
         Deferred acquisition costs                                (41,610,146)
         Amortization of deferred acquisition costs                  5,921,723
         Accrued investment income                                 (10,748,450)
         Reinsurance recoverable                                   (26,694,029)
         Receivables and other assets                               37,514,809
         Accounts payable and accrued liabilities                     (288,114)
         Federal income taxes                                      (34,038,194)
                                                               ---------------
Net cash used by operating activities                              (80,014,914)

INVESTING ACTIVITIES
Sales and maturity of fixed maturity securities                    477,233,567
Mortgage loan repayments                                               852,400
Purchase of fixed maturity securities                           (1,462,303,243)
Investment in mortgage loans                                        (2,000,000)
Increase in policy loans                                              (255,060)
                                                               ---------------
Net cash used by investing activities                             (986,472,336)

FINANCING ACTIVITIES
Annuity deposits received                                        1,062,441,509
Annuity surrender benefits                                         (35,485,827)
Capital contribution                                                20,000,000
                                                               ---------------
Net cash provided by financing activities                        1,046,955,682
                                                               ---------------

Net decrease in cash and short-term investments                    (19,531,568)
Cash and cash equivalents at beginning of year                     227,784,876
                                                               ---------------
Cash and cash equivalents at end of year                       $   208,253,308
                                                               ===============



See accompanying note.

NOTE TO THE UNAUDITED FINANCIAL STATEMENTS

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles but do not include all of the information and footnotes required for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for fair presentation have been included. Operating results for the interim periods are not necessarily indicative of the results that may be expected for the year ended December 31, 1999. Interim financial statements should be read in conjunction with the Company's annual audited financial statements.

                              Financial Statement

                   IL Annuity and Insurance Company Separate
                                   Account 1

                      Nine months ended September 30, 1999
                                   Unaudited

               IL ANNUITY AND INSURANCE COMPANY SEPARATE ACCOUNT 1

                             STATEMENT OF NET ASSETS

                               SEPTEMBER 30, 1999

                                   (UNAUDITED)

                                                                                            VALUE IN
                                                                                          ACCUMULATION     UNITS IN
                                                                            PERCENT OF   PERIOD AND NET  ACCUMULATION
                                                                            NET ASSETS       ASSETS         PERIOD      UNIT VALUE
                                                                            ------------------------------------------------------
ASSETS
Investments at net asset value:
       Alger American Fund:
         Alger American MidCap Growth Portfolio--453,994.78
            shares at $25.66 per share (cost--$11,726,153)                     4.05%     $  11,649,506      711,681      $ 16.369
         Alger Small Capitalization Portfolio--189,145.32 shares at
            $42.08 per share (cost--$7,901,443)                                2.77%         7,959,235      589,879        13.493

       Fidelity Variable Insurance Products Fund and Fund II:
         Fidelity Asset Manager Portfolio--641,185.57 shares at
            $17.16 per share (cost--$10,987,254)                               3.83%        11,002,744      682,510        16.121
         Fidelity Contra Portfolio--1,322,271.91 shares
            at $24.84 per share (cost--$28,834,880)                           11.42%        32,845,234    1,650,100        19.905
         Fidelity Equity Income Portfolio--1,059,509.6 shares at
            $24.88 per share (cost--$25,714,759)                               9.16%        26,360,599    1,556,575        16.935
         Fidelity Growth Portfolio--660,849.90 shares at $44.47
            per share (cost--$26,792,950)                                     10.21%        29,387,995    1,465,955        20.047
         Fidelity Index 500 Portfolio--423,508.59 shares
            at $145.84 per share (cost--$55,177,691)                          21.47%        61,764,493    2,819,009        21.910
         Fidelity Investment Grade Bond Portfolio--751,131.71
             shares at $12.17 per share (cost--$9,325,719)                     3.18%         9,141,273      775,144        11.793
         Fidelity Money Market Portfolio--15,693,248.28 shares
            at $1.00 per share (cost--$15,693,248)                             5.45%        15,693,248    1,349,376        11.630

       Oppenheimer Capital Accumulation Trust:
         OCC Managed Portfolio--517,336.14 shares at $41.95
            per share (cost--$22,117,608)                                      7.54%        21,702,251    1,357,324        15.989
         OCC Small Capitalization Portfolio--195,070.82 shares
            at $22.45 per share (cost--$4,707,160)                             1.52%         4,379,340      344,152        12.725

       T. Rowe Price International Series, Inc.:
         T. Rowe Price International Stock Portfolio--691,232.78
            shares at $15.61 per share (cost--$9,914,046)                      3.75%        10,790,144      741,132        14.559

       T. Rowe Price Fixed Income Series, Inc.:
         T. Rowe Price Limited-Term Bond Portfolio--903,260.73
            shares at $4.85 per share (cost--$ 4,496,913)                      1.52%         4,380,815      382,537        11.452

       Van Eck Worldwide Insurance Trust:
         Van Eck Hard Assets Portfolio--
             219,505.19 shares at $10.64 per share (cost--$2,691,913)          0.81%         2,335,535      246,312         9.482

       SAFECO Resource Series Trust:
         SAFECO Equity Portfolio--498,624.70
            shares at $30.83 per share (cost--$14,758,434)                     5.34%        15,372,600    1,169,019        13.150
         SAFECO Growth Portfolio--863,439.06
            shares at $18.92 per share (cost--$19,280,480)                     5.68%        16,336,267    1,669,010         9.788

       Royce Capital Fund:
         Royce Micro-Capitalization  Portfolio--524,197.22
            shares at $5.77 per share (cost--$2,896,799)                       1.05%         3,024,618      247,859        12.203

       The SoGen Variable Funds, Inc:
         SoGen Overseas Variable Portfolio--272,851.72
            shares at $13.14 per share (cost--$3,272,133)                      1.25%         3,585,272      290,047        12.361
                                                                          ------------------------------------------

Total investments and net assets (cost--$276,289,583)                        100.00%     $ 287,711,169   18,047,621
                                                                          ==========================================


See accompanying note.

               IL ANNUITY AND INSURANCE COMPANY SEPARATE ACCOUNT 1

                             STATEMENT OF OPERATIONS

                      NINE MONTHS ENDED SEPTEMBER 30, 1999

                                   (UNAUDITED)

                                                          ALGER AMERICAN     ALGER SMALL     FIDELITY ASSET     FIDELITY
                                                           MIDCAP GROWTH   CAPITALIZATION       MANAGER          CONTRA
                                            COMBINED         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                           -------------------------------------------------------------------------------
Net investment income                      $ 2,600,796      $        --      $        --      $   295,886      $   118,467
Mortality and expense charges               (2,806,633)        (113,891)         (77,398)        (109,608)        (309,494)
Net realized gain on investments             7,691,205        1,678,743          861,686          374,790          868,755
Net change in unrealized appreciation
    (depreciation) on investments           (2,661,777)      (1,211,359)        (203,951)        (506,126)         322,332
                                           -------------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations              $ 4,823,591      $   353,493      $   580,337      $    54,942      $ 1,000,060
                                           ===============================================================================

                                             FIDELITY                                           FIDELITY         FIDELITY
                                              EQUITY          FIDELITY                         INVESTMENT          MONEY
                                              INCOME           GROWTH       FIDELITY INDEX     GRADE BOND         MARKET
                                            PORTFOLIO        PORTFOLIO      500 PORTFOLIO      PORTFOLIO        PORTFOLIO
                                           -------------------------------------------------------------------------------
Net investment income                      $   342,663      $    31,688      $   424,412      $   340,972      $   483,850
Mortality and expense charges                 (275,688)        (257,639)        (579,576)         (97,484)        (141,261)
Net realized gain on investments               757,466        1,992,395          287,994          106,972               --
Net change in unrealized appreciation
    (depreciation) on investments             (613,921)          46,635        1,063,629         (531,033)          (1,855)
                                           -------------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations              $   210,520      $ 1,813,079      $ 1,196,459      $  (180,573)     $   340,734
                                           ===============================================================================

               IL ANNUITY AND INSURANCE COMPANY SEPARATE ACCOUNT 1

                       STATEMENT OF OPERATIONS (CONTINUED)

                      NINE MONTHS ENDED SEPTEMBER 30, 1999

                                   (UNAUDITED)

                                                                                                T. ROWE
                                               OCC           OCC SMALL      T. ROWE PRICE    PRICE LIMITED-      VAN ECK
                                             MANAGED      CAPITALIZATION    INTERNATIONAL      TERM BOND       HARD ASSETS
                                            PORTFOLIO        PORTFOLIO     STOCK PORTFOLIO     PORTFOLIO        PORTFOLIO
                                           -------------------------------------------------------------------------------
Net investment income                      $   339,758      $    23,937      $        --      $   170,283      $    28,880
Mortality and expense charges                 (243,427)         (42,395)        (107,706)         (44,852)         (21,365)
Net realized gain on investments               762,404               --               --               --               --
Net change in unrealized appreciation
    (depreciation) on investments             (839,426)        (151,658)         731,297         (141,646)         274,321
                                           -------------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations              $    19,309      $  (170,116)     $   623,591      $   (16,215)     $   281,836
                                           ===============================================================================

                                                                                                 SOGEN
                                              SAFECO           SAFECO        ROYCE MICRO-       OVERSEAS
                                              EQUITY           GROWTH      CAPITALIZATION       VARIABLE
                                            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                           --------------------------------------------------------------
Net investment income                      $        --      $        --      $        --      $        --
Mortality and expense charges                 (145,536)        (180,718)         (31,232)         (27,363)
Net realized gain on investments                    --               --               --               --
Net change in unrealized appreciation
     (depreciation) on investments             260,113       (2,091,231)         247,437          684,665
                                           --------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations              $   114,577      $(2,271,949)     $   216,205      $   657,302
                                           ==============================================================


See accompanying note.

               IL ANNUITY AND INSURANCE COMPANY SEPARATE ACCOUNT 1

                       STATEMENT OF CHANGES IN NET ASSETS

                                   (UNAUDITED)

                                                                   ALGER AMERICAN     ALGER SMALL    FIDELITY ASSET     FIDELITY
                                                                    MIDCAP GROWTH   CAPITALIZATION      MANAGER          CONTRA
                                                     COMBINED         PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                   --------------------------------------------------------------------------------
Net assets at January 1, 1999                      $ 220,862,443   $   8,463,518    $   6,266,674    $   8,032,807    $  23,327,506

Changes for the nine months ended 1999 operations:
    Net investment income                              2,600,796              --               --          295,886          118,467
    Mortality and expense charges                     (2,806,633)       (113,891)         (77,398)        (109,608)        (309,494)
    Net realized gain on investments                   7,691,205       1,678,743          861,686          374,790          868,755
    Net change in unrealized appreciation
        (depreciation) on investments                 (2,661,777)     (1,211,359)        (203,951)        (506,126)         322,332
                                                   --------------------------------------------------------------------------------
    Net increase (decrease) in net assets
        resulting from operations                      4,823,591         353,493          580,337           54,942        1,000,060
    Net increase from contract purchases             470,350,592      13,009,082       11,580,706       14,667,525       33,453,563
    Net decrease from
        redemptions-withdrawals                     (408,325,457)    (10,176,587)     (10,468,482)     (11,752,530)     (24,935,895)
                                                   --------------------------------------------------------------------------------
Total increase (decrease) in net assets               66,848,726       3,185,988        1,692,561        2,969,937        9,517,728
                                                   --------------------------------------------------------------------------------
Net assets at September 30, 1999                   $ 287,711,169   $  11,649,506    $   7,959,235    $  11,002,744    $  32,845,234
                                                   ================================================================================

                                                     FIDELITY                                           FIDELITY         FIDELITY
                                                      EQUITY          FIDELITY                         INVESTMENT          MONEY
                                                      INCOME           GROWTH       FIDELITY INDEX     GRADE BOND         MARKET
                                                     PORTFOLIO        PORTFOLIO      500 PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                   --------------------------------------------------------------------------------
Net assets at January 1, 1999                      $  22,539,812   $  17,263,535    $  39,961,857    $   8,320,691    $  12,128,091

Changes for the nine months ended 1999 operations:
    Net investment income                                342,663          31,688          424,412          340,972          483,850
    Mortality and expense charges                       (275,688)       (257,639)        (579,576)         (97,484)        (141,261)
    Net realized gain on investments                     757,466       1,992,395          287,994          106,972               --
    Net change in unrealized appreciation
        (depreciation) on investments                   (613,921)         46,635        1,063,629         (531,033)          (1,855)
                                                   --------------------------------------------------------------------------------
    Net increase (decrease) in net assets
        resulting from operations                        210,520       1,813,079        1,196,459         (180,573)         340,734
    Net increase from contract purchases              29,125,072      34,019,735       58,818,653       14,392,693      101,531,183
    Net decrease from
        redemptions-withdrawals                      (25,514,805)    (23,708,354)     (38,212,476)     (13,391,538)     (98,306,760)
                                                   --------------------------------------------------------------------------------
Total increase (decrease) in net assets                3,820,787      12,124,460       21,802,636          820,582        3,565,157
                                                   --------------------------------------------------------------------------------
Net assets at September 30, 1999                   $  26,360,599   $  29,387,995    $  61,764,493    $   9,141,273    $  15,693,248
                                                   ================================================================================


See accompanying note.

               IL ANNUITY AND INSURANCE COMPANY SEPARATE ACCOUNT 1

                                   (UNAUDITED)

                                                                                                         T. ROWE
                                                        OCC           OCC SMALL      T. ROWE PRICE    PRICE LIMITED-      VAN ECK
                                                      MANAGED      CAPITALIZATION    INTERNATIONAL      TERM BOND       HARD ASSETS
                                                     PORTFOLIO        PORTFOLIO     STOCK PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                   --------------------------------------------------------------------------------
Net assets at January 1, 1999                      $ 22,364,263     $  3,878,446     $  9,040,605     $  4,005,483     $  1,882,096

Changes for the nine months ended 1999 operations:
    Net investment income                               339,758           23,937               --          170,283           28,880
    Mortality and expense charges                      (243,427)         (42,395)        (107,706)         (44,852)         (21,365)
    Net realized gain on investments                    762,404               --               --               --               --
    Net change in unrealized appreciation
        (depreciation) on investments                  (839,426)        (151,658)         731,297         (141,646)         274,321
                                                   --------------------------------------------------------------------------------
    Net increase (decrease) in net assets
        resulting from operations                        19,309         (170,116)         623,591          (16,215)         281,836
    Net increase from contract purchases             28,156,244        5,701,839       53,790,114        6,916,215          952,519
    Net decrease from
        redemptions-withdrawals                     (28,837,565)      (5,030,829)     (52,664,166)      (6,524,668)        (780,916)
                                                   --------------------------------------------------------------------------------
Total increase (decrease) in net assets                (662,012)         500,894        1,749,539          375,332          453,439
                                                   --------------------------------------------------------------------------------
Net assets at September 30, 1999                   $ 21,702,251     $  4,379,340     $ 10,790,144     $  4,380,815     $  2,335,535
                                                   ================================================================================


                                                                                                          SOGEN
                                                       SAFECO           SAFECO        ROYCE MICRO-       OVERSEAS
                                                       EQUITY           GROWTH      CAPITALIZATION       VARIABLE
                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   ---------------------------------------------------------------
Net assets at January 1, 1999                      $ 10,526,339     $ 17,773,401     $  3,209,743     $  1,877,576

Changes for the nine months ended 1999 operations:
    Net investment income                                    --               --               --               --
    Mortality and expense charges                      (145,536)        (180,718)         (31,232)         (27,363)
    Net realized gain on investments                         --               --               --               --
    Net change in unrealized appreciation
        (depreciation) on investments                   260,113       (2,091,231)         247,437          684,665
                                                   ---------------------------------------------------------------
    Net increase (decrease) in net assets
        resulting from operations                       114,577       (2,271,949)         216,205          657,302
    Net increase from contract purchases             21,727,344       25,270,303        9,307,317        7,930,485
    Net decrease from
        redemptions-withdrawals                     (16,995,660)     (24,435,488)      (9,708,647)      (6,880,091)
                                                   ---------------------------------------------------------------
Total increase (decrease) in net assets               4,846,261       (1,437,134)        (185,125)       1,707,696
                                                   ---------------------------------------------------------------
Net assets at September 30, 1999                   $ 15,372,600     $ 16,336,267     $  3,024,618     $  3,585,272
                                                   ===============================================================


See accompanying note.

NOTE TO THE UNAUDITED FINANCIAL STATEMENTS

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles but do not include all of the information and footnotes required for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for fair presentation have been included. Operating results for the interim periods are not necessarily indicative of the results that may be expected for the year ended December 31, 1999. Interim financial statements should be read in conjunction with the Company's annual audited financial statements.

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS


(A)                 FINANCIAL STATEMENTS
                    All required financial statements are included in Part B of this Registration Statement.

(B)                 EXHIBITS
     (1)            Certified resolution of the Board of Directors of IL Annuity and Insurance Company (the "Company") authorizing
                    establishment of IL Annuity and Insurance Co. Separate
                    Account 1 (the "Separate Account").3/
     (2)            Not applicable.
     (3)  (a)       Form of Distribution Agreement among the Company, the
                    Separate Account and IL Securities, Inc. ("IL
                    Securities").3/
          (b)       Form of Sales Agreement among the Company, IL Securities,
                    Inc. and a broker-dealer.3/
     (4)  (a)  (i)  Form of Contract for the Visionary Flexible Premium Deferred
                    Variable Annuity.4/
               (ii) Form of Contract for the Visionary Choice Flexible Premium
                    Deferred Variable Annuity.1/
          (b)       Form of Qualified Plan Endorsement, IRA Endorsement,
                    Endorsement for Qualified 403(b) Annuity, Unisex Rider,
                    Additional Waiver of Withdrawal Charge Rider -
                    Hospitalization, Additional Waiver of Withdrawal Charge
                    Rider - Terminal Illness, Additional Waiver of Withdrawal
                    Charge Rider - Long Term Care, Additional Waiver of
                    Withdrawal Charge Rider - Post Secondary Education.4/
          (c)       Form of Roth IRA Endorsement.3/
          (d)       Endorsement to Contract dated May 1997.4/
     (5)  (a)       Form of Application for the Visionary Flexible Premium
                    Deferred Variable Annuity.4/
          (b)       Form of Application for the Visionary Choice Flexible
                    Premium Deferred Variable Annuity.6/
     (6)  (a)       Articles of Incorporation of IL Annuity and Insurance
                    Company.4/
          (b)       By-Laws of IL Annuity and Insurance Company.4/
     (7)            Not Applicable.
     (8)  (a)       Form of Participation Agreement between Fidelity Variable
                    Insurance Products Fund and IL Annuity and Insurance
                    Company.3/
          (b)       Form of Participation Agreement between Fidelity Variable
                    Insurance Products Fund II and IL Annuity and Insurance
                    Company.3/
          (c)       Form of Participation Agreement between Van Eck Investment
                    Trust and IL Annuity and Insurance Company.3/
          (d)       Form of Participation Agreement between T. Rowe Price
                    International Series, Inc. and IL Annuity and Insurance
                    Company.3/
          (e)       Form of Participation Agreement between T. Rowe Price Fixed
                    Income Series, Inc. and IL Annuity and Insurance Company.3/

          (f)       Form of Participation Agreement between Quest for Value
                    Accumulation Trust and IL Annuity and Insurance Company.3/
          (g)       Form of Participation Agreement between The Alger American
                    Fund and IL Annuity and Insurance Company.3/
          (h)       Form of Services Agreement between Financial Administration
                    Services, Inc. and IL Annuity and Insurance Company.4/
          (i)       Participation Agreement between Royce Capital Fund and IL
                    Annuity and Insurance Company. 2/
          (j)       Trust Participation Agreement among SAFECO Resource Series
                    Trust, SAFECO Asset Management Company, and IL Annuity and
                    Insurance Company. 2/
          (k)       Participation Agreement among SoGen Variable Funds, Inc.,
                    Societe Generale Securities Corporation, and IL Annuity and
                    Insurance Company.2/
          (l)       Form of Services Agreement between USA Administration
                    Services, Inc. and IL Annuity and Insurance Company. 2/
          (m)       Amendment to Trust Participation Agreement among SAFECO
                    Resource Series Trust, SAFECO Asset Management Company, and
                    IL Annuity and Insurance Company. 5/
          (n)       Fund Participation Agreement among Neuberger Berman Advisers
                    Management Trust, Advisers Managers Trust, Neuberger Berman
                    Management Inc. and IL Annuity and Insurance Company. 6/
          (o)       Participation Agreement among IL Annuity and Insurance
                    Company, PIMCO Variable Insurance Trust, and PIMCO Funds
                    Distributors LLC. 6/
          (p)       Amendment No. 1 to Third Party Administration Services
                    Agreement between IL Annuity and Insurance Company and USA
                    Administration Services, Inc. 6/
     (9)            Opinion and Consent of Janis B. Funk, Esq.5/
     (10) (a)       Consent of Sutherland Asbill & Brennan LLP.6/
          (b)       Consent of Ernst & Young LLP.  6/
     (11)           No financial statements will be omitted from Item 23.
     (12)           Not applicable.
     (13)           Schedule of Performance Computations. 2/
     (14)           Not applicable.
     (15)           Powers of Attorney. 3/

----------
1/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 2 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on October 23, 1996 (File No. 33-89028).

2/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 5 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on August 8, 1997 (File No. 33-89028).

3/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 6 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 30, 1998 (File No. 33-89028).

4/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 7 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on March 1, 1999 (File No. 33-89028).

5/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 8 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 28, 1999 (File No. 33-89028).

6/ Filed herewith.


ITEM 25. DIRECTORS AND OFFICERS OF IL ANNUITY AND INSURANCE COMPANY

Name and Principal Business Address*      Position and Office with Depositor
------------------------------------      ----------------------------------
Larry R. Prible                           Chairman of the Board and Director
Gregory J. Carney                         President, Chief Executive Officer and
                                              Director
Lisa Foxworthy-Parker                     Secretary
John J. Fahrenbach                        Director
Larry A. Halbach                          Director
Garrett P. Ryan                           Director
Stephen J. Shorrock**                     Director
Karla K. Vest                             Director
Richard G. Darragh                        Controller
Gene E. Trueblood                         Treasurer
Rebecca Rissen                            Assistant Secretary

* Unless otherwise indicated, the principal business address is 2960 North Meridian Street, Indianapolis, Indiana 46208.

** Principal business address is 65 Froehlich Farm Blvd., Woodbury, NY
11797-9847.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT PERCENT OF VOTING

Name                                        Jurisdiction      Securities Owned               Principal Business
----                                        ------------      ------------------             ------------------
Indianapolis Life                           Indiana           Mutual Company                 Life & Health
   Insurance Company*                                                                          Insurance
   ("Indianapolis Life")
American United Life                        Indiana           Mutual Company                 Life & Health
   Insurance Company                                                                          Insurance
   ("American United")
The Indianapolis Life Group                 Indiana           Indianapolis Life (61.30%)     Holding Company
   of Companies, Inc.                                         American United (32.44%)
   ("The Indianapolis Group")

IL Securities, Inc.                         Indiana           All voting securities          Broker/Dealer
                                                              owned by The
                                                              Indianapolis Group

IL Term Insurance                           Indiana           All voting securities          Life & Health
  Company*                                                    owned by The                   Insurance

Name                                        Jurisdiction      Securities Owned               Principal Business
----                                        ------------      ------------------             ------------------

                                                              Indianapolis Group
Bankers Life Insurance                      New York          All voting securities          Life & Health
   Company of New York*                                       owned by The                   Insurance
                                                              Indianapolis Group
Western Security Life                       Arizona           All voting securities          Life & Health
   Insurance Company*                                         owned by The Indianapolis      Insurance
                                                              Group


* Files separate statutory-basis Financial Statements.

ITEM 27. NUMBER OF CONTRACTOWNERS


      As of December 31, 1999 there were a total of 1,760 Visionary Contracts in force -- 559 non-qualified and 1,201 qualified and a total of 5,400 Visionary Choice Contracts in force -- 2,097 non-qualified and 3,303 qualified.


ITEM 28. INDEMNIFICATION

      The By-Laws of IL Annuity and Insurance Company provide, in Article X, as follows:

                                    ARTICLE X
                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

     Any director or officer or his legal representative shall be indemnified by the Company against reasonable expenses including the cost of any settlement and counsel fees paid or incurred in connection with any action, suit or proceeding to which any such director or officer or his legal representative may be made a party by reason of his being or having been such director or officer, provided it shall not be determined by a final determination thereof on the merits that such director or officer was in any substantial way derelict in the performance of his duties, or provided that such action, suit or proceeding shall be settled without a final determination on the merits and it shall be determined that such officer or director had not in any substantial way been derelict in the performance of his duties as charged therein, such determination to be made by a majority of the members of the Board of Directors who were not parties to such action, suit or proceedings, though less than a quorum, or by any one or more disinterested persons to whom the question may be referred by the Board of Directors. The foregoing right of indemnification shall not be exclusive of any other rights to which any director or officer may be entitled as a matter of law or which may be lawfully granted to him.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the fore going provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the ques tion whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) IL Securities, Inc. is the registrant's principal underwriter. It is also the principal underwriter for Bankers Life Insurance Company of New York Separate Account 1.

(b) Officers and Directors of IL Securities, and their addresses, are as follows:


Name and Principal Business Address*  Positions and Offices with the Underwriter
-----------------------------------   ------------------------------------------
Larry R. Prible                       Chairman of the Board
Gregory J Carney                      Chief Executive Officer and Director
Daniel J. Labonte                     President
Lisa Foxworthy-Parker                 Secretary-Treasurer
John J. Fahrenbach                    Director
Garrett P. Ryan                       Director
Larry A. Halbach                      Director
Stephen J. Shorrock                   Director
Karla K. Vest                         Director


* All of the persons listed above have as their principal business address: P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208.


(c)(1)                    (2)                     (3)                   (4)                  (5)
Name of           Net Underwriting
Principal         Discounts and             Compensation on          Brokerage
Underwriter       Commissions               Redemption               Commissions        Compensation
-----------       -----------               ----------               -----------        ------------
IL Securities,    $1,122,938.71
   Inc.          (for the nine months ended 9/30/99)


Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into a selling agreement with the principal underwriter, or broker-dealers having selling agreements with such broker-dealers with respect to the sales of the Visionary and Visionary Choice Contracts.

ITEM 30. LOCATION OF BOOKS AND RECORDS

      All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by IL Annuity and Insurance Company at the offices of USA Administration Services, Inc., P.O. Box 29163, Overland Park, KS 66201.

ITEM 31. MANAGEMENT SERVICES

      All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

      (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

      (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to IL Annuity and Insurance Company for a statement of additional information.

      (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

      (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

      (e) The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IL Annuity and Insurance Co. Separate Account 1, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statements and has caused this Post-Effective Amendment No. 9 to its registration statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana, on this 11th day of February , 2000.


                          IL ANNUITY AND INSURANCE CO.
                         SEPARATE ACCOUNT 1 (Registrant)


Attest: /s/ Janis B. Funk                          By: /s/ Gregory J. Carney
        -----------------                              ---------------------
        Janis B. Funk                                  Gregory J. Carney
                                                       President


                                          By:  IL ANNUITY AND INSURANCE
                                                   COMPANY (Depositor)

Attest: /s/ Janis B. Funk                          By: /s/ Gregory J. Carney
        -----------------                              ---------------------
        Janis B. Funk                                  Gregory J. Carney
                                                       President

      As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature                         Title                     Date


___________________________*  Chairman of the Board and       February ___, 2000
Larry R. Prible               Director


___________________________*  President, Chief Executive      February ___, 2000
Gregory J. Carney             Officer and Director


___________________________*  Treasurer                       February ___, 2000
Gene E. Trueblood             (Principal Financial Officer)


___________________________*  Controller                      February ___, 2000

Richard G. Darragh            (Chief Accounting Officer)



___________________________*  Director                        February ___, 2000
John J. Fahrenbach


___________________________*  Director                        February ___, 2000
Larry A. Halbach


___________________________*  Director                        February ___, 2000
Garrett P. Ryan


___________________________*  Director                        February ___, 2000
Stephen J. Shorrock


___________________________*  Director                        February ___, 2000
Karla K. Vest


/s/ Janis B. Funk           On February 11, 2000, as Attorney-in-Fact pursuant
------------------------    to powers of attorney filed herewith.
* By Janis B. Funk

                                  EXHIBIT INDEX

Exhibit 5(b) Form of Application for the Visionary Choice Flexible Premium Deferred Variable Annuity.

Exhibit 8 (n)   Fund Participation Agreement among  Neuberger Berman Advisers
                Management Trust, Advisers Managers Trust, Neuberger Berman
                Management Inc. and IL Annuity and Insurance Company.

Exhibit 8 (o)   Participation Agreement among IL Annuity and Insurance Company,
                PIMCO Variable Insurance Trust, and PIMCO Funds Distributors
                LLC.

Exhibit 8 (p)   Amendment No. 1 to Third Party Administration Services Agreement
                between IL Annuity and Insurance Company and USA
                Administration Services, Inc.

Exhibit 10(a)   Consent of Sutherland Asbill & Brennan LLP.

Exhibit 10(b)   Consent of Ernst & Young LLP.